As filed with the Securities and Exchange Commission on October 31,  1996
                                                              File Nos. 33-81754
                                                                        811-8646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 8

                           JURIKA & VOYLES FUND GROUP
             (Exact Name of Registrant as Specified in its Charter)

                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                     (Address of Principal Executive Office)

                                 (800) 852-1991
              (Registrant's Telephone Number, Including Area Code)

                                  KARL O. MILLS
                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                     (Name and Address of Agent for Service)

                           _________________________

             It is proposed that this filing will become effective:

                ___ immediately upon filing pursuant to Rule 485(b)
                ___ on _______________, pursuant to Rule 485(b)
                _X_ 60 days after filing pursuant to Rule 485(a)(1) ___ 75 days after filing pursuant to Rule 485(a)(2)
                ___ on _______________, pursuant to Rule 485(a)


         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 was filed August, 1996.
                                   __________

                     Please Send Copy of Communications to:

STEVEN J. PAGGIOLI, ESQ.                       JULIE ALLECTA, ESQ.
Investment Company Administration              DAVID A. HEARTH, ESQ.
Corporation                                    Heller, Ehrman, White & McAuliffe
479 W. 22nd Street                             333 Bush Street
New York, New York   10011                     San Francisco, California  94104
(212) 633-9700                                 (415) 772-6000


                 Total No. of Pages ____ Exhibit Index at ______

                           JURIKA & VOYLES FUND GROUP

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Cross - Reference Sheets for Jurika & Voyles Fund Group

         Part A  Prospectus for Jurika & Voyles Fund Group
                           Jurika & Voyles Small Cap Fund  - Class J Shares

                 Combined Prospectus for Jurika & Voyles Fund Group - Class K Shares
                           Jurika & Voyles Mini-Cap Fund
                           Jurika & Voyles Value + Growth Fund
                           Jurika & Voyles Balanced Fund

                 Prospectus for Jurika & Voyles Fund Group
                           Jurika & Voyles Small Cap Fund - Class K Shares

         Part B Combined Statement of Additional Information for Jurika & Voyles Fund Group
                           Jurika & Voyles Mini-Cap Fund
                           Jurika & Voyles Value + Growth Fund
                           Jurika & Voyles Balanced Fund
                           Jurika & Voyles Small Cap Fund

         Part C  Other Information

         Signature Page

                           Jurika & Voyles Fund Group

                             Cross Reference Sheets

                                    Form N-1A


                   Part A: Information Required in Prospectus
       (Combined Prospectus for Jurika & Voyles Fund Group-Class K Shares)
                         Jurika & Voyles Small Cap Fund

                                                        Location in the
N-1A                                                    Registration Statement
Item No.             Item                               by Heading
--------             ----                               ----------
1.             Cover Page                               Cover Page

2.             Synopsis                                 "Prospectus Summary" and "Summary of Expenses
                                                        and Example"

3.             Condensed Financial Information          "Financial Highlights"

4.             General Description of Registrant        Cover Page, "Prospectus Summary," "Investment
                                                        Objectives and Policies", "Risk Considerations, "
                                                        "Portfolio Securities and Investment Techniques" and
                                                        "General Information"

5.             Management of the Fund                   "Investment Objectives and Policies," "Organization
                                                        and Management" and "Purchasing Shares"

5A.            Management's Discussion of               Not Applicable (Included in Annual Report to
               Fund Performance                         Shareholders)

6.             Capital Stock and Other Securities       "Organizations and Management," "Dividends,
               Securities                               Distributions and Tax Status" and "General
                                                        Information"

7.             Purchase of Securities Being             "Purchasing Shares," "Exchange of Shares," "Selling
               Offered                                  Shares (Redemptions)," " Shareholder Services" and
                                                        "Share Price Calculation"

8.             Redemption or Repurchase                 "Selling Shares (Redemptions)" and "General
                                                        Information"

9.             Pending Legal Proceedings                Not Applicable

                         PART B: Information Required in
                       Statement of Additional Information
                       -----------------------------------
  (Combined Statement of Additional Information for Jurika & Voyles Fund Group)
                          Jurika & Voyles Mini-Cap Fund
                         Jurika & Voyles Value + Growth
                          Jurika & Voyles Balanced Fund
                         Jurika & Voyles Small Cap Fund

                                                        Location in the
N-1A                                                    Registration Statement
Item No.             Item                               by Heading
--------             ----                               ----------
10.            Cover Page                               Cover Page

11.            Table of Contents                        Table of Contents

12.            General Information                      Cover Page and "Additional Information"

13.            Investment Objectives                    "Investment Objectives and Policies" and "The Funds'
                                                        Investment Limitations"

14.            Management of the Registrant             "Management of the Funds"

15.            Control Persons and Principal            "Management of the Funds" and "Additional
               Holders of Securities                    Information"

16.            Investment Advisory and Other            "Management of the Funds," "The Funds'
               Services                                 Administrator," "The Funds' Distributor" and "Transfer
                                                        Agent and Custodian"

17.            Brokerage Allocation                     "Management of the Funds"

18.            Capital Stock and Other                  "Additional Information"
               Securities

19.            Purchase, Redemption and                 "Share Purchases and Redemptions" and "How Net
               Pricing of Securities Being              Asset Value is Determined"
               Offered

20.            Tax Status                               "Dividends, Distributions and Taxes"

21.            Underwriters                             "The Funds' Distributor"

22.            Calculation of Performance Data          "How Performance is Determined"

23.            Financial Statements                     "Financial Statements"

--------------------------------------------------------------------------------
                                     PART A

                               COMBINED PROSPECTUS

           JURIKA & VOYLES FUND GROUP - SMALL CAP FUND CLASS J SHARES

           JURIKA & VOYLES FUND GROUP - SMALL CAP FUND CLASS K SHARES

           JURIKA & VOYLES FUND GROUP - CLASS K SHARES Jurika & Voyles
                                  Mini-Cap Fund
                       Jurika & Voyles Value + Growth Fund
                          Jurika & Voyles Balanced Fund
--------------------------------------------------------------------------------

                                   Prospectus

                                December 31, 1996

                                 Small Cap Fund

                                 Class J Shares



                            J U R I K A & V O Y L E S

                                   Fund Group

                      [This page left intentionally blank]

                           JURIKA & VOYLES FUND GROUP

                         Jurika & Voyles Small Cap Fund

                                 Class J Shares
--------------------------------------------------------------------------------
Jurika & Voyles Fund Group (the "Trust") is an open-end investment company consisting of separate diversified series. The Small Cap Fund (the "Fund") is offered through this prospectus. The Fund has its own objective, assets and liabilities. Jurika & Voyles, Inc. ("Jurika & Voyles" or the "Adviser") serves as investment adviser to the Fund. This prospectus describes Class J Shares of the Fund.

The Small Cap Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies with small market capitalizations that offer current value and significant future growth potential.

This prospectus sets forth the basic information that prospective investors should know before investing in Class J shares of the Fund. Investors should read this prospectus carefully and retain it for future reference. A Statement of Additional Information dated December 31, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.

You may obtain this Statement of Additional Information without charge by writing to the Funds at the address noted below or by calling (800) JV-INVST.




                           Jurika & Voyles Fund Group
                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                                 (800) JV-INVST



--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       PROSPECTUS DATED DECEMBER 31, 1996

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Summary of Expenses and Example ...........................................    1
Prospectus Summary ........................................................    2
Invstment Objectives and Policies .........................................    3
Risk Considerations .......................................................    4
Portfolio Securities, Investment
      Techniques and Risks ................................................    5
Organization and Management ...............................................   10
Purchasing Class J Shares .................................................   12
Exchange of Class J Shares ................................................   14
Selling Class J Shares (Redemptions) ......................................   15
Shareholder Services ......................................................   16
Class J Share Price Calculation ...........................................   17
Dividends, Distributions
      and Tax Status ......................................................   18
Performance Information ...................................................   19
General Information .......................................................   19

                               SUMMARY OF EXPENSES

--------------------------------------------------------------------------------

This table is designed to help you understand the costs of investing in Class J shares of the Fund. These are the expenses, including the estimated other expenses, of the Fund for the first year of operation. Although not required to do so, the Adviser has agreed to reimburse the Fund in the current fiscal year to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed 1.35%*.

Shareholder Transaction Expenses*
    (as a percentage of offering price)
         Maximum sales charge on purchases                                None
         Sales charge on reinvested dividends                             None
         Redemption fee+                                                  None
         Exchange fee                                                     None

Total Annual Fund Operating Expenses*
    (as a percentage of average net assets)
         Management fees                                                  0.90%
         12b-1 expenses                                                   None
         Other expenses after expense reimbursement                       0.45%
                                                                          -----
         Total operating expenses after expense reimbursement             1.35%*

* The ratios of total operating expenses to average net assets for the Fund before the Adviser's voluntary reimbursement are estimated to be 2.00%. Of these total expense amounts, "other expenses" before reimbursement are estimated to be 1.10%. In subsequent years, overall operating expenses for Class J shares of the Fund may not fall below the applicable percentage limitation until the Adviser has been fully reimbursed for fees foregone or expenses paid by it under the Management Agreement. The Fund will reimburse the Adviser in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

+ Shareholders who effect redemptions via wire transfer will be charged a $10.00 fee and may be required to pay a third-party service provider charge that will be directly deducted from redemption proceeds.

Example of Fund Expenses
         This table illustrates the net transaction and operating expenses that would be incurred by an investment in Class J shares of the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of one and three years. The Fund charges no redemption fees. The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

         One year........................................................    $14
         Three years.....................................................    $43

The Example shown above assumes that the Adviser will limit the annual operating expenses of the Class J shares of the Fund to the total shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Organization and Management" at page 10.

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------


Investment Objective and Policies
       See "Investment Objective and Policies" for a full discussion of the objective of the Fund. The investment objective of the Fund is fundamental and may not be changed without shareholder approval.

The Investment Adviser
       Jurika and Voyles, founded in 1983, in Oakland, California, serves as the investment adviser to the Trust and the Fund. The Adviser currently manages over $5 billion of discretionary assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals.

Management Fee
       For its services, the Adviser receives a fee, accrued daily and paid monthly, at an annual rate of 0.90% of average net assets of the Fund. This fee is higher than the fee paid by most mutual funds.

Minimum Purchase
       The minimum initial investment in the Fund is $250,000. The Fund may waive the minimum for certain retirement and other employee benefit plans; for the Adviser's employees, clients and their affiliates; for advisers or financial institutions offering investors a program of services; or for any other person or organization deemed appropriate by the Trust.

Offering Price
       Shares are offered at their net asset value without a sales charge and may be redeemed at their net asset value on any business day. See "Purchasing Class J shares" and "Selling Class J Shares (Redemptions)" on pages 12-16.

Dividends and Distributions
       The Fund intends to pay dividends and make capital distributions annually.

Risk Considerations
       Like all investments, an investment in the Fund involves certain risks. The equity and fixed income securities held by the Fund and the value of the Fund's shares will fluctuate with market and other economic conditions, so that investors' shares, when redeemed, may be worth more or less than their original cost. The Fund may invest in mortgage-backed securities (including CMOs and REMICs), asset-backed securities, interest-only and principal-only securities, foreign securities and junk bonds. See "Risk Considerations" on page 4 for a further discussion of certain risks.

Organization
       The Fund is organized as distinct series within a Delaware business trust (the "Trust"), which is registered as an open-end diversified management investment company. The Trust currently consists of four separate diversified series, each of which has its own objective, assets, liabilities and net assets.
       The Fund offers another class of shares to investors eligible to purchase those shares. The other class of shares may pay different fees and expenses than the class of shares offered in this prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other class of shares not offered in this prospectus, call the Fund at (800) JV-INVST.

                            Transfer Agent, Custodian
                              and Fund Accountant:
                        State Street Bank & Trust Company

                                    Auditor:
                             McGladrey & Pullen, LLP

                                  Distributor:
                          First Fund Distributors, Inc.

                                 Legal Counsel:
                        Heller, Ehrman, White & McAuliffe

The previous is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

                        INVESTMENT OBJECTIVE AND POLICIES

--------------------------------------------------------------------------------


       The investment objective and policies of the Fund are described below. The investment objective of the Fund is fundamental and may not be changed without shareholder approval. In addition, the Fund may make use of certain types of investments and investing techniques that are described under the caption "Portfolio Securities, Investment Techniques and Risks" on page 5. The value of the Fund's investments will fluctuate with market and other economic conditions.

THE SMALL CAP FUND
       The Small Cap Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies with small market capitalizations that offer current value and significant future growth potential.
       The Fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of between $300 million and $1.3 billion. The fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.
       The Fund invests in quality companies offering an attractive combination of value and growth characteristics. Companies will typically sell at lower price to earnings ("P/E") multiples and offer higher earnings growth rates than the S&P 500 market average. In addition, the Fund emphasizes companies that possess some or all of the following characteristics: significant potential for future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and a skilled management group.
       Jurika & Voyles places heavy emphasis on in-house research, which includes personal contacts, site visits and meetings with company management.
       The securities of smaller-sized companies may present greater opportunities for capital appreciation, but may also involve greater risks. These securities have the characteristics and risks described under the caption "Risk Considerations" on page 4.
       The Fund may continue to hold its investment in a company whose capitalization subsequently grows above $1.3 billion if the company continues to satisfy the other investment policies of the Fund.
       The Fund invests primarily in common stocks, but also may invest in other equity securities, including convertible preferred stocks, convertible debt securities and warrants. A warrant represents a right to acquire other equity securities, often for consideration and subject to certain conditions. In addition the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and American Depositary Receipts ("ADRs"), but will limit its investments in any one foreign country to 5% of its total assets. As part of this, the Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. See "Risk Considerations" on page 4.
       Although the Fund does not anticipate maintaining a large non-equity position, the Fund may invest up to 35% of its total assets in debt securities, including up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade (sometimes referred to as "high yield/high risk" or "junk bonds"). Debt securities may include bonds, notes convertible bonds, mortgage-backed and asset-backed securities (including CMOs and REMICs) and other types. See "Portfolio Securities, Investment Techniques and Risks." See "Risk Considerations" for a discussion of the characteristics of the debt securities in which the Fund may invest.

       For a description of the cash-equivalent securities in which the Fund may invest, U.S. Government securities, repurchase agreements, securities lending and other investments and techniques the Fund may use, see "Portfolio Securities, Investment Techniques and Risks" on page 5.

ADDITIONAL INVESTMENT
CONSIDERATIONS
       The Adviser supports its selection of individual securities through intensive research and pursues qualitative and quantitative disciplines to determine when securities should be purchased and sold. In unusual circumstances, economic, monetary and other factors may cause the Adviser to assume a temporary, defensive position during which all or a substantial portion of the Fund's assets may be invested in cash and short-term instruments. During the period following commencement of operations, the Fund may have its assets invested substantially in cash and cash equivalents rather than in the equity securities identified in its investment policies. The Fund also may lend securities, and use repurchase agreements. For more information on these investments, see "Portfolio Securities, Investment Techniques and Risks" on page 5.

                               RISK CONSIDERATIONS

--------------------------------------------------------------------------------


       Price Fluctuation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of debt securities changes as interest rates fluctuate. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Fund therefore may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.
       Small Companies. Smaller companies present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Although smaller companies can benefit from the development of new products and services, they also may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
       Debt Securities. Debt securities held by the Fund may be subject to several types of investment risk. Market or interest rate risk relates to the change in market value caused by fluctuations in prevailing interest rates, while credit risk relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Such an event would require the Fund to invest the resulting proceeds elsewhere, at generally lower interest rates, which could cause fluctuations in the Fund's net income. The Fund also may be exposed to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
       The value of debt securities will normally increase in periods of falling interest rates; conversely, the value of these instruments will normally decline in periods of rising interest rates. Generally, the longer the remaining maturity of a debt security, the greater the effect of interest rate changes on its market value.
       Investment Grade Debt Securities. Investment grade debt securities include those rated Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S & P") or, if unrated, deemed to be of equivalent quality as determined by the Adviser. Debt securities in this lowest tier of investment grade are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds.
       Below Investment Grade Debt Securities. Below investment grade securities are sometimes referred to as "high yield" or "junk" bonds. The Fund will invest in debt securities rated at least Ba or B by Moody's or BB or B by S & P or, if unrated, deemed to be of equivalent quality as determined by the Adviser. These debt securities have greater speculative characteristics. Securities rated B are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small. Junk bonds are more subject to default during periods of economic downturns or increases in interest rates and their yields will fluctuate over time. It may be more difficult to dispose of or to value junk bonds. Achievement of the Fund's investment objective may also be more dependent on the Adviser's own credit analysis to the extent the Fund's portfolio includes junk bonds.
       Foreign Securities. Foreign securities include both U.S. dollar- and foreign currency- denominated securities of foreign issuers. In most cases the Adviser will invest in foreign securities that are listed and traded on a domestic national securities exchange.
       There may be less publicly available information about issuers of foreign securities than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could adversely affect the value of those investments. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments.

              PORTFOLIO SECURITIES, INVESTMENT TECHNIQUES AND RISKS

--------------------------------------------------------------------------------


       Short-Term Investments. As noted above, the Fund may invest in short-term cash equivalent securities for temporary, defensive purposes. These consist of high quality debt obligations eligible to be included in money market portfolios, such as U.S. Government securities, certificates of deposit and banker's acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by S&P or Prime-1 by Moody's, have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Adviser.

       Repurchase Agreements. Short-term investments also include repurchase agreements, reverse repurchase agreements and dollar roll transactions. A reverse repurchase agreement involves a sale by the Fund of a security that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same security at an agreed-upon price and date. A dollar roll transaction involves a sale by the Fund of a security to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed-upon price. In a dollar roll transaction, the Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds on the initial sale. For financial reporting and tax purposes, the Fund proposes to treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. The Fund does not currently intend to enter into dollar rolls that are accounted for as a financing. All repurchase agreements, reverse repurchase agreements and dollar roll transactions will be fully collateralized in a segregated account with liquid high-grade debt obligations on a daily marked-to-market basis. Because these transactions depend on the performance of the other party, the Adviser will carefully assess the creditworthiness of any bank or broker-dealer involved in repurchase agreements under procedures adopted by the Board of Trustees.
       Debt Securities. The Fund's investments in debt securities include all types of domestic or U.S. dollar-denominated foreign debt securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, including collateralized mortgage obligations and real estate mortgage investment conduits, U.S. Government and U.S. Government agency securities, zero coupon bonds, and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and longer-term repurchase agreements. Under normal circumstances, the Adviser intends, but is not obligated, to construct the portfolio with a higher proportion of corporate issues than government or government agency securities. Bonds, notes and other corporate debt instruments include obligations of varying maturities within the overall maturity range noted above over a cross section of industries.
       In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon and yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.
       Subsequent to purchase, the rating of a debt issue may be reduced below the minimum rating acceptable for purchase by the Fund. A subsequent downgrade does not require the sale of the security, but the Adviser will consider such an event in determining whether to continue to hold the obligation. The Statement of Additional Information contains a description of Moody's and S & P ratings.
       U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA"), and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United
States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
       Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities generally are issued by governmental, government-related and private organizations. Payments typically are made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. In addition, like other debt securities, the value of asset-backed securities will normally decline in periods of rising interest rates. Although generally rated AAA, it is possible that the securities could become illiquid or experience losses if guarantors or insurers default. See "Risk Considerations - Debt Securities."
       Mortgage-Related Securities. Mortgage-related securities are interests in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. In the case of mortgage-related securities, including real estate mortgage investment conduits and collateralized mortgage obligations, prepayments of principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and by factors including general economic conditions, the underlying location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool of mortgages. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. Unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium. See also "Risk Considerations - Debt Securities."
       Agency Mortgage-Related Securities. The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associa-
tions, savings banks, commercial banks, credit unions and mortgage bankers.
       The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment.
       Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes.
       Collateralized mortgage obligations ("CMOs") are debt obligations issued by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, such as GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by a U.S. Government agency or instrumentality, such as FHLMC, the CMOs represent obligations solely of the CMO issuer and are not insured or guaranteed by a U.S. Government agency or instrumentality. The issuers of CMOs typically have no significant assets other than those pledged as collateral for the obligations. The Fund will not invest in any new types of collateralized mortgage obligations without prior disclosure to the shareholders. Stripped mortgage securities, which are a form of CMO, are usually structured with classes that receive different proportions of the interest and principal payments on a pool of mortgages. Sometimes, one class will receive all of the interest (the interest only or "IO" class) while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on any IO class or PO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments and prepayments on the related underlying mortgages and, in the most extreme cases, an IO class may become worthless.
       The liquidity of IOs and POs that are issued by the U.S. Government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Adviser under the direct supervision of the Trust's Pricing Committee and approved by the Board of Trustees, and all other IOs and POs will be deemed illiquid for purposes of the Funds' limitation on illiquid securities.
       Privately Issued Mortgage-Related Securities. The Funds may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs that are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.
       Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.
       The Fund may purchase some mortgage-related securities through private placements without right to registration under the Securities Act of 1933, as amended. See "Illiquid and Restricted Securities" on page 9.
       When-Issued Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The Fund will segregate cash, U.S. Government securities and other liquid, high quality debt securities in an amount sufficient to meet its payment obligations with respect to these transactions.
       Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies. As a shareholder in another investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Adviser has agreed to waive its management fee with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. In the case of a closed-end fund, shareholders would bear the expenses of both the Fund and the fund in which it invests.
       Illiquid and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including (1) securities for which there is no readily available market; (2) securities which may be subject to legal restrictions (so-called "restricted securities") other than Rule 144A securities noted below; (3) repurchase agreements having more than seven days to maturity and (4) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Restricted securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and which the Trustees have determined to be liquid based on the applicable trading markets and the availability of reliable price information.
       These Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.
       Fund Turnover. The Fund does not intend to engage in short-term trading. The estimated maximum portfolio turnover rate for the Fund is less than 200%. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.
       Securities Lending. The Fund may lend its securities in an amount not exceeding 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of fund securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S.
Government or its agencies.
       Borrowing. The Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 5% of the Fund's total assets (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings).
       The Fund aggregates reverse repurchase agreements and dollar roll transactions that are accounted for as financings with its bank borrowings for purposes of limiting borrowings to one-third of the value of the Fund's total assets. See the Statement of Additional Information for further information.
       Leverage. Leveraging the Fund through various forms of borrowing creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore, the amount available for distribution to shareholders as dividends will be reduced.
       Pooled Fund. The initial shareholders of the Fund have approved a fundamental policy authorizing the Fund, subject to authorization by the Board of Trustees, and notwithstanding any other investment restriction, to invest all of its assets in the securities of a single open-end investment company (a "pooled fund"). If authorized by the Trustees, the Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Fund's investment objective, policies and restrictions. The Board currently does not intend to authorize investing in pooled funds. The Fund will notify its shareholders prior to adopting such an investment structure.
       Other Investment Restrictions and Techniques. The Fund has adopted certain other investment restrictions and uses various other investment techniques, which are described in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

                           ORGANIZATION AND MANAGEMENT

--------------------------------------------------------------------------------

       Organization. The Trust is registered as an open-end diversified management investment company and was organized as a Delaware business trust on July 11, 1994. The Trust currently consists of four separate diversified series. The Trust's Board of Trustees decides on matters of general policy for all series and reviews the activities of the Adviser, Distributor and Administrator. The Trust's officers conduct and supervise the daily business operations of the Trust and each series.
       The Adviser. The Fund's Advisor, Jurika & Voyles, is a professional investment management firm founded in 1983 by William K. Jurika and Glenn C. Voyles. Mr. Jurika and Mr. Voyles control the majority of the Advisor's voting stock. As of June 30, 1996, the Adviser had discretionary management authority with respect to approximately $5 billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals. The principal business address of the Adviser is 1999 Harrison Street, Suite 700, Oakland, California 94612.
       Management Fee. Subject to the direction and control of the Trustees, the Adviser formulates and implements an investment program for the Fund, including determining which securities should be bought and sold. In addition to providing certain administrative services, the Adviser also provides certain of the officers of the Trust. For its services, the Adviser receives a fee, accrued daily and paid monthly, at an annual rate of 0.90% of average net assets of the Fund. This fee is higher than the fee paid by most mutual funds but believed to be typical of fees charged by Funds that invest in smaller capitalization companies.
       Compensation of Other Parties. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of Class J shares of the fund. The Advisor also may use its own funds to sponsor seminars and educational programs on Class J shares for financial intermediaries and shareholders.
       Managers of the Fund. William K. Jurika, working in conjunction with the Jurika & Voyles Investment Committee, will be the Portfolio Manager primarily responsible for the day-to-day management of the Fund Portfolio. Mr. Jurika has been associated with the Advisor since he founded the firm in 1983.
       Expense Limitation. Class J shares of the Fund is responsible for paying the pro-rata share of Fund expenses attributable to such shares as well as class-specific expenses. Fund expenses include legal and auditing fees, fees and expenses of its custodian, accounting services and third- party shareholder servicing agents, trustees' fees, the cost of communicating with shareholders and registration fees, as well as its other operating expenses. Although not required to do so, the Adviser has agreed to reimburse Class J shares of the Fund to the extent necessary so that its ratio of operating expenses to average net assets will not exceed 1.35%. The Adviser may terminate these reductions at any time. Any reductions made by the Adviser in its fees and any payments or reimbursement of expenses made by the Adviser which are the Fund's obligation are subject to reimbursement within the following three years by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations described in this Prospectus and that may be imposed by regulatory authorities. The Trustees believe that the Fund may be of a sufficient size to permit the reimbursement of any such reductions or payments. A description of any such reimbursements and the amounts paid will be set forth in financial statements that are included in the Fund's annual and semi-annual reports to shareholders.
       Fund Transactions and Brokerage. The Adviser considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Adviser also may consider the sale of Fund shares by brokers as a factor in selecting those broker-dealers for the Fund's portfolio transactions. For more information, please refer to the Statement of Additional Information.
       The Administrator. Investment Company Administration Corporation (the "Administrator"), pursuant to an administration agreement with the Fund, supervises the overall administration of the Trust and the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Fund, and supervision of other organizations that provide services to the Trust and the Fund. Certain officers of the Trust and the Fund may be provided by the Administrator. The Trust has agreed to pay the Administrator an annual fee of 0.10% of the value of the toal net assets of the Trust.

       Multiple Classes. Under the Trust's charter documents, the Board of Trustees has the power to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Trustees of the Fund may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund. The Board of Trustees has designated two classes of shares for the Fund.

                            PURCHASING CLASS J SHARES

--------------------------------------------------------------------------------


       General. The Fund's Class J shares are offered directly to the public at their respective net asset values next determined after receipt of an order by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. There is no initial sales load or charge in connection with the purchase of Class J shares. Class J shares are offered for sale by the Fund's underwriter, First Fund Distributors, Inc.
       The minimum initial investment in Class J shares is $250,000, including investments for individual investors, individual retirement accounts ("IRAs"), SEPs, Keoghs, 401(k) and 401(a) plans and other retirement plans. Subsequent investments must be at least $1,000. The Fund reserves the right to vary the initial and additional investment minimums. In addition, the Adviser may waive the minimum initial investment requirement for any investor. The Fund reserves the right to reject any purchase order and to suspend the offering of Class J shares.
       Purchase orders for Class J shares that are received by the Transfer Agent in proper form by 4:00 p.m., New York time, on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for Class J shares shares received after 4:00 p.m. New York time will be purchased at the next determined net asset value determined the business day following receipt of the order.
       At the discretion of the Fund, investors may be permitted to purchase Class J shares by transferring securities that meet the Fund's investment objectives and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Class J shares issued by the Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay income tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for Class J shares unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933; and (3) the value of any such security (except U.S. Government securi-
ties), being exchanged together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.
       The Fund may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to forward promptly purchase orders and payments to the Fund. Class J shares of the Fund may be purchased through brokers, financial institutions, service organizations, banks, and bank trust departments, each of which may charge the investor a transaction fee or other fee for its services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.
       Shares or classes of shares of the Fund may, at some point, be available through certain brokerage services that do not charge transaction fees to investors. However, the Adviser, from its own resources, may pay service fees charged by these brokers for distribution and subaccounting services with respect to Fund shares held by such brokers. Typically these fees are based on a percentage of the annual average value of these accounts.
       Shareholders who invest through sponsored retirement plans should contact their program administrators responsible for transmitting all orders for the purchase, redemption or exchange of program-sponsored shares. The availability of the Fund and the procedures for investing depend on the provisions of the program and whether the program sponsor has contracted with the Fund or its transfer agent for special processing services, including subaccounting.
       Purchases by Mail. Class J shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to Class J shares of the Fund, Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291.
       Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to the Class J shares of the Fund, to Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291. Please enclose the stub of the account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number.
       Purchases by Wire. Investors who wish to purchase Class J shares of the Fund by federal funds wire should first call the Transfer Agent at (800) JV-INVST to advise the Transfer Agent that an initial investment will be made by wire and to receive an account number. Following notification to the transfer agent, investors must request the originating bank to transmit immediately available funds by wire to the Transfer Agent's affiliated bank as follows:

                           Jurika & Voyles Fund Group
                        State Street Bank & Trust Company
                                ABA No. 011000028
                               Acct. No. 99042665
                       FBO Jurika & Voyles Small Cap Fund
                      Shareholder Name ____________________
                    Shareholder Fund Acct. No. _____________

A completed application with signature(s) of the registrant(s) must be mailed to the Transfer Agent immediately following to the initial wire. Investors should be aware that banks generally impose a wire service fee. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.
       Subsequent Investments. Once an account has been opened, subsequent purchases may be made by mail, bank wire, exchange, direct deposit or automatic investing. The minimum for subsequent investments is $1,000 for the Fund.
       When making additional investments by mail, simply return the remittance portion of a previous confirmation with the investment in the envelope provided with each confirmation statement. Checks should be made payable to Class J shares of the Fund and mailed to Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291. Orders to purchase shares are effective on the day the Transfer Agent receives the check or money order.
       If an order, together with payment in proper form, is received by the Transfer Agent or previously approved broker or financial institutionby 4:00 p.m. New York time, on any day that the NYSE is open for trading, Class J shares will be purchased at the Fund's next determined net asset value. Orders for Class J shares received after 4:00 p.m. New York time will be purchased at the net asset value determined on the business day following receipt of the order.
       All cash purchases must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge (minimum of $20) will be imposed if any check used for the purchase of Class J shares is returned. The Fund and the Transfer Agent each reserve the right to reject any purchase order in whole or in part.

                           EXCHANGE OF CLASS J SHARES

--------------------------------------------------------------------------------
       Class J shares of the Fund may be exchanged for Class J shares of any of the other Funds that are series of the Trust, provided such other Class J shares may be sold legally in the state of the investor's residence.
       You also may exchange your Class J shares of the Fund for shares of the Jurika & Voyles sponsored money market fund, if such shares are offered in your state of residence. Prior to making such exchange you should obtain and carefully read the prospectus for the Jurika & Voyles sponsored money market fund. This exchange privilege does not constitute an offering or recommendation on the part of the Trust or the Adviser of an investment in the Jurika & Voyles sponsored money market funds.
       Class J shares may be exchanged by: (1) written request; or (2) telephone, if a special authorization form has been completed and is on file with the Transfer Agent in advance. Requests for telephone exchanges must be received by the Transfer Agent by the close of regular trading on the NYSE (currently 4:00 p.m. New York time) on any day that the NYSE is open for regular trading. Exchanges are subject to the minimum initial investment requirement.
       The  exchange  privilege  is a  convenient  way to  respond to changes in investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of Class J shares for any Fund through an exchange transaction is accepted immediately. An exchange is treated as a redemption for federal and state income tax purposes, which may result in taxable gain or loss, and a new purchase, each at net asset value of the appropriate Fund. The Fund and the transfer agent reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on 60 days' prior written notice to shareholders.

                      SELLING CLASS J SHARES (REDEMPTIONS)

--------------------------------------------------------------------------------

       Shareholders may redeem Class J shares of the Fund without charge on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent, broker or financial intermediary of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment for redemption of recently purchased Class J shares will be delayed until the Transfer Agent has been advised that the purchase check has been honored, up to 12 calendar days from the time of receipt by the Transfer Agent. Payment may also be made by wire directly to any bank previously designated by the shareholder on a shareholder account application. There is a $10 charge for redemptions made by wire. Please note that the shareholder's bank may also impose a fee for wire service. There may be fees for redemptions made through brokers, financial institutions and service organizations.
       The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, require the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.
       The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has by order permitted such suspension; or (3) an emergency, as defined by rules of the Securities and
Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.
       Minimum Balances. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to make involuntary redemptions of all shares in any account (other than the account of a shareholder who is a participant in a qualified plan) for their then-current net asset value if at any time the total investment does not have a value of at least $10,000 because of redemptions. The shareholder will be notified that the value of the account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $10,000 before the redemption is processed.
       Redemption by Mail. Class J shares may be redeemed by submitting a written request for redemption to Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291.
       A written request must be in good order, which means that it must: (1) identify the shareholder's account name; (2) state the number of shares or dollar amount to be redeemed; and (3) be signed by each registered owner exactly as the shares are registered.
       Signature Guarantee. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required on all written redemption requests over $50,000. A guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, broker-dealer, or member firm of a national securities exchange or other eligible financial institution. Credit unions must be authorized to issue signature guarantees. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Notary public endorsements will not be accepted as a substitute for a signature guarantee. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.
       Redemption by Telephone. Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem Class J shares by instructing the transfer agent by telephone. Shareholders may redeem Class J shares by calling the Transfer Agent at (800) JV-INVST between the hours of 8:30 a.m. and 5:00 p.m. (Eastern time) on a day when the NYSE is open for trading. Redemptions by telephone must be at least $1,000.
       In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Redemption by Mail," above.
       Special Factors Regarding Telephone Redemptions. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use procedures that are considered reasonable, including requesting a shareholder to correctly state the Fund account number, the name in which the account is registered, the social security number, banking institution, bank account number and the name in which the bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, the Fund and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.
       The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Class J shares by wire or telephone may be modified or terminated at any time by the Fund after at least 30 days' prior written notice to shareholders.
       Class J shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Fund.
       Redemption by Automated Clearing House ("ACH"). A shareholder may elect to have redemption proceeds, cash distributions or systematic cash withdrawal payments transferred to a bank, savings and loan association or credit union that is an on-line member of the ACH system. There are no fees associated with the use of the ACH service. ACH redemption requests must be received by the Fund's Transfer Agent before 4:00 p.m. New York time to receive that day's closing net asset value. ACH redemptions will be sent by the Transfer Agent on the day following the shareholder's request. The funds from the ACH redemption will be available to the shareholder two days after the redemption has been processed.

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

       The following special account options are available to individual shareholders but not to participants in employer-sponsored retirement plans. There are no charges for the programs noted below, and an investor may change or stop these plans at any time by written notice to the Fund.
       Systematic Withdrawal Plan. The Systematic Withdrawal Program is an option that may be utilized by an investor who wishes to withdraw funds from an account on a regular basis. To participate in this option, an investor must either own or purchase Class J shares having a value of $250,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $1,000 or more. All withdrawals are processed on the last business day of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the New Account Application indicating the amount of the distribution and the desired frequency.
       Automatic Investing. This service allows a shareholder to make regular investments once an account is established. A shareholder simply authorizes the automatic withdrawal of funds from a bank account into the Fund. The minimum initial and subsequent investment pursuant to this plan is $1,000 per month. An initial Fund account must be opened first with the $250,000 minimum prior to participating in this plan. Please complete the appropriate section on the New Account Application indicating the amount of the automatic investment.
       Retirement Plans. The Fund is available for investment by pension and profit sharing plans, including IRAs, SEPs, Keoghs and Defined Contribution Plans, through which investors may purchase Class J shares. The Fund, however, does not sponsor Defined Contribution Plans. For details concerning any of the retirement plans, please call the Fund at (800) JV-INVST.

                         CLASS J SHARE PRICE CALCULATION

--------------------------------------------------------------------------------

       Class J Share Price. Class J shares of the Fund are purchased at the net asset value after an order in proper form is received by the Transfer Agent. An order in proper form must include all correct and complete information, documents and signatures required to process your purchase, as well as a check or bank wire payment properly drawn and collectable. The net asset value per share is determined as of the close of trading of the NYSE on each day the Exchange is open for normal trading. Orders received before 4:00 p.m. (Eastern time) on a day when the Exchange is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day. The Distributor reserves the right to reject any purchase order.
       Net Asset Value. The net asset value of Class J shares is determined as of the close of trading (currently 4:15 p.m., New York time) on each day that the NYSE is open for trading. The net asset value per Class J share of the Fund is the value of the Fund's assets attributable to Class J shares, less its liabilities attributable to Class J shares, divided by the number of outstanding Class J shares of the Fund. The Fund values its investments on the basis of the market value of its securities. Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sale price on the principal exchange on which the security is traded or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the NASDAQ National Market System and securities traded only in the U.S. over-the-counter market are valued at the last sale price or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.
       Share Certificates. Shares are credited to your account and certificates are not issued. This eliminates the costly problem of lost or destroyed certificates.

                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

--------------------------------------------------------------------------------

       Dividends and Distributions. The Fund intends to pay dividends annually. The Fund makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more frequently.
       Dividends and capital gain distributions are automatically reinvested in additional Class J shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.
       Any dividend or distribution paid by the Fund reduces its net asset value per share on the reinvestment date by the per share amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.
       Tax Status. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes based on net income. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income including net short-term capital gains, are taxable to shareholders (other than tax-exempt shareholders who have not borrowed to purchase or carry their shares) as ordinary income. A portion of these distributions may qualify for the intercorporate dividends received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. The Fund may be required to impose backup withholding income at a current rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any such accounts without a tax identification number may be liquidated and distributed to a shareholder, net of withholding, after the 60th day of investment.
       Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Fund. Heller, Ehrman, White & McAuliffe, counsel to the Trust, has expressed no opinion in respect thereof.

                             PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

       Total Return. From time to time, the Fund may publish its total return in advertisements and communications to investors. Peformance data may be quoted separately for Class J shares as for other classes of shares of the Fund. Total return information will include the Fund's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all the distributions) at the maximum public offering price. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.
       In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof.
       All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Fund may also advertise its relative rankings by mutual fund ranking services such as Lipper Analytical Services ("Lipper") or Morningstar, Inc. ("Morningstar"). Provided the Fund is eligible for reporting by rating services such as Lipper or Morningstar, such ranking services would include the Fund in the small company category. The investment return and principal value of an investment in the Fund will fluctuate and an investor's proceeds upon redeeming Class J shares may be more or less than the original cost of the Class J shares.

                               GENERAL INFORMATION

--------------------------------------------------------------------------------


       Voting Rights. Shareholders are entitled to one vote for each dollar of net asset value per Class J share of each series (and fractional votes for fractional dollar amounts) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Investment Company Act of 1940, as amended, provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Upon commencement of operations, all of the shares of the Fund were owned beneficially by affiliates of the Adviser.
       Shareholder Meetings. The Trustees have undertaken to the SEC that they will promptly call a meeting for the purpose of voting on the question of removal of any Trustee when requested to do so by not less than 10% of the dollar-weighted total votes of the respective Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote on the removal of a Trustee or Trustees.

       Shareholder Reports and Inquires. Shareholders will receive annual financial statements which are examined by the Fund's independent auditors, as well as unaudited semi-annual financial statements. Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be sent to each household or address regardless of the number of shareholders or accounts at that household or address. Shareholder inquiries should be addressed to the Fund c/o Jurika & Voyles Fund Group, 1999 Harrison Street, Suite 700, Oakland, California 94612, (800) JV-INVST.

                                     NOTES:
                                     ------

                                     NOTES:
                                     ------

                                     NOTES:
                                     ------

                            J U R I K A & V O Y L E S
                                   Fund Group


                       A Commonsense Approach to Investing








                              1999 Harrison Street

                                    Suite 700

                         Oakland, California 94612-3517

                                  800 JV-INVST

                                  800 58-46878

                                   Prospectus

                                December 31, 1996

                                 Small Cap Fund

                                 Class K Shares



                            J U R I K A  &  V O Y L E S

                                   Fund Group

                      [This page left intentionally blank]

                           JURIKA & VOYLES FUND GROUP

                         Jurika & Voyles Small Cap Fund

                                 Class K Shares
--------------------------------------------------------------------------------
Jurika & Voyles Fund Group (the "Trust") is an open-end investment company consisting of separate diversified series. The Small Cap Fund (the "Fund") is offered through this prospectus. The Fund has its own objective, assets and liabilities. Jurika & Voyles, Inc. ("Jurika & Voyles" or the "Adviser") serves as investment adviser to the Fund. This prospectus describes Class K shares of the Fund.

The Small Cap Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies with small market capitalizations that offer current value and significant future growth potential.

This prospectus sets forth the basic information that prospective investors should know before investing in Class K shares of the Fund. Investors should read this prospectus carefully and retain it for future reference. A Statement of Additional Information dated December 31, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.

You may obtain this Statement of Additional Information without charge by writing to the Funds at the address noted below or by calling (800) JV-INVST.




                           Jurika & Voyles Fund Group
                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                                 (800) JV-INVST



--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       PROSPECTUS DATED DECEMBER 31, 1996

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Summary of Expenses and Example ...........................................    1
Prospectus Summary ........................................................    2
Invstment Objectives and Policies .........................................    3
Risk Considerations .......................................................    4
Portfolio Securities, Investment
      Techniques and Risks ................................................    5
Organization and Management ...............................................   10
Purchasing Class K Shares .................................................   13
Exchange of Class K Shares ................................................   15
Selling Class K Shares (Redemptions) ......................................   16
Shareholder Services ......................................................   18
Class K Share Price Calculation ...........................................   19
Dividends, Distributions
      and Tax Status ......................................................   19
Performance Information ...................................................   20
General Information .......................................................   21

                               SUMMARY OF EXPENSES

--------------------------------------------------------------------------------

This table is designed to help you understand the costs of investing in Class K shares of the Fund. These are the expenses, including the estimated other expenses, of the Fund for the first year of operation. Although not required to do so, the Adviser has agreed to reimburse the Fund in the current fiscal year to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed 1.60%*.

Shareholder Transaction Expenses*
    (as a percentage of offering price)
         Maximum sales charge on purchases                                None
         Sales charge on reinvested dividends                             None
         Redemption fee+                                                  None
         Exchange fee                                                     None

Total Annual Fund Operating Expenses*
    (as a percentage of average net assets)
         Management fees                                                  0.90%
         12b-1 expenses**                                                 0.25%
         Other expenses after expense reimbursement                       0.45%

         Total operating expenses after expense reimbursement             1.60%*

* The ratios of total operating expenses to average net assets for the Fund before the Adviser's voluntary reimbursement are estimated to be 2.25%. Of these total expense amounts, "other expenses" before reimbursement are estimated to be 1.10%. In subsequent years, overall operating expenses for Class K shares of the Fund may not fall below the applicable percentage limitation until the Adviser has been fully reimbursed for fees foregone or expenses paid by it under the Management Agreement. The Fund will reimburse the Adviser in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

** Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis. Individual long-term investors in the Class K shares of a Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

+ Shareholders who effect redemptions via wire transfer will be charged a $10.00 fee and may be required to pay a third-party service provider charge that will be directly deducted from redemption proceeds.

Example of Fund Expenses
         This table illustrates the net transaction and operating expenses that would be incurred by an investment in Class K shares of the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of one and three years. The Fund charges no redemption fees. The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

         One year........................................................    $16
         Three years.....................................................    $50

The Example shown above assumes that the Adviser will limit the annual operating expenses of the Class K shares of the Fund to the total shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Organization and Management" at page 10.

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

Investment Objective and Policies
       See "Investment Objective and Policies" for a full discussion of the objective of the Fund. The investment objective of the Fund is fundamental and may not be changed without shareholder approval.

The Investment Adviser
       Jurika and Voyles, founded in 1983, in Oakland, California, serves as the investment adviser to the Trust and the Fund. The Adviser currently manages over $5 billion of discretionary assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals.

Management Fee
       For its services, the Adviser receives a fee, accrued daily and paid monthly, at an annual rate of 0.90% of average net assets of the Fund. This fee is higher than the fee paid by most mutual funds.

Minimum Purchase
       The minimum initial investment in the Fund is $250,000. The Fund may waive the minimum for certain retirement and other employee benefit plans; for the Adviser's employees, clients and their affiliates; for advisers or financial institutions offering investors a program of services; or for any other person or organization deemed appropriate by the Trust.

Offering Price
       Shares are offered at their net asset value without a sales charge and may be redeemed at their net asset value on any business day. See "Purchasing Class K shares" and "Selling Class K Shares (Redemptions)" on pages 13-16.

Dividends and Distributions
       The Fund intends to pay dividends and make capital distributions annually.

Risk Considerations
       Like all investments, an investment in the Fund involves certain risks. The equity and fixed income securities held by the Fund and the value of the Fund's shares will fluctuate with market and other economic conditions, so that investors' shares, when redeemed, may be worth more or less than their original cost. The Fund may invest in mortgage-backed securities (including CMOs and REMICs), asset-backed securities, interest-only and principal-only securities, foreign securities and junk bonds. See "Risk Considerations" on page 4 for a further discussion of certain risks.

Organization
       The Fund is organized as distinct series within a Delaware business trust (the "Trust"), which is registered as an open-end diversified management investment company. The Trust currently consists of four separate diversified series, each of which has its own objective, assets, liabilities and net assets.
       The Fund offers another class of shares to investors eligible to purchase those shares. The other class of shares may pay different fees and expenses than the class of shares offered in this prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other class of shares not offered in this prospectus, call the Fund at (800) JV-INVST.

                            Transfer Agent, Custodian
                              and Fund Accountant:
                        State Street Bank & Trust Company

                                    Auditor:
                             McGladrey & Pullen, LLP

                                  Distributor:
                          First Fund Distributors, Inc.

                                 Legal Counsel:
                        Heller, Ehrman, White & McAuliffe

The above is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

                        INVESTMENT OBJECTIVE AND POLICIES

--------------------------------------------------------------------------------

       The investment objective and policies of the Fund are described below. The investment objective of the Fund is fundamental and may not be changed without shareholder approval. In addition, the Fund may make use of certain types of investments and investing techniques that are described under the caption "Portfolio Securities, Investment Techniques and Risks" on page 5. The value of the Fund's investments will fluctuate with market and other economic conditions.

THE SMALL CAP FUND
       The Small Cap Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies with small market capitalizations that offer current value and significant future growth potential.
       The Fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of between $300 million and $1.3 billion. The fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.
       The Fund invests in quality companies offering an attractive combination of value and growth characteristics. Companies will typically sell at lower price to earnings ("P/E") multiples and offer higher earnings growth rates than the S&P 500 market average. In addition, the Fund emphasizes companies that possess some or all of the following characteristics: significant potential for future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and a skilled management group.
       Jurika & Voyles places heavy emphasis on in-house research, which includes personal contacts, site visits and meetings with company management.
       The securities of smaller-sized companies may present greater opportunities for capital appreciation, but may also involve greater risks. These securities have the characteristics and risks described under the caption "Risk Considerations" on page 4.
       The Fund may continue to hold its investment in a company whose capitalization subsequently grows above $1.3 billion if the company continues to satisfy the other investment policies of the Fund.
       The Fund invests primarily in common stocks, but also may invest in other equity securities, including convertible preferred stocks, convertible debt securities and warrants. A warrant represents a right to acquire other equity securities, often for consideration and subject to certain conditions. In addition the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and American Depositary Receipts ("ADRs"), but will limit its investments in any one foreign country to 5% of its total assets. As part of this, the Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. See "Risk Considerations" on page 4.
       Although the Fund does not anticipate maintaining a large non-equity position, the Fund may invest up to 35% of its total assets in debt securities, including up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade (sometimes referred to as "high yield/high risk" or "junk bonds"). Debt securities may include bonds, notes convertible bonds, mortgage-backed and asset-backed securities (including CMOs and REMICs) and other types. See "Portfolio Securities, Investment Techniques and Risks." See "Risk Considerations" for a discussion of the characteristics of the debt securities in which the Fund may invest.

       For a description of the cash-equivalent securities in which the Fund may invest, U.S. Government securities, repurchase agreements, securities lending and other investments and techniques the Fund may use, see "Portfolio Securities, Investment Techniques and Risks" on page 5.

ADDITIONAL INVESTMENT
CONSIDERATIONS
       The Adviser supports its selection of individual securities through intensive research and pursues qualitative and quantitative disciplines to determine when securities should be purchased and sold. In unusual circumstances,economic, monetary and other factors may cause the Adviser to assume a temporary, defensive position during which all or a substantial portion of the Fund's assets may be invested in cash and short-term instruments. During the period following commencement of operations, the Fund may have its assets invested substantially in cash and cash equivalents rather than in the equity securities identified in its investment policies. The Fund also may lend securities, and use repurchase agreements. For more information on these investments, see "Portfolio Securities, Investment Techniques and Risks" on page 5.

                               RISK CONSIDERATIONS

--------------------------------------------------------------------------------

       Price Fluctuation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of debt securities changes as interest rates fluctuate. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Fund therefore may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.
       Small Companies. Smaller companies present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Although smaller companies can benefit from the development of new products and services, they also may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
       Debt Securities. Debt securities held by the Fund may be subject to several types of investment risk. Market or interest rate risk relates to the change in market value caused by fluctuations in prevailing interest rates, while credit risk relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Such an event would require the Fund to invest the resulting proceeds elsewhere, at generally lower interest rates, which could cause fluctuations in the Fund's net income. The Fund also may be exposed to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.
       The value of debt securities will normally increase in periods of falling interest rates; conversely, the value of these instruments will normally decline in periods of rising interest rates. Generally, the longer the remaining maturity of a debt security, the greater the effect of interest rate changes on its market value.
       Investment Grade Debt Securities. Investment grade debt securities include those rated Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S & P") or, if unrated, deemed to be of equivalent quality as determined by the Adviser. Debt securities in this lowest tier of investment grade are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds.
       Below Investment Grade Debt Securities. Below investment grade securities are sometimes referred to as "high yield" or "junk" bonds. The Fund will invest in debt securities rated at least Ba or B by Moody's or BB or B by S & P or, if unrated, deemed to be of equivalent quality as determined by the Adviser. These debt securities have greater speculative characteristics. Securities rated B are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small. Junk bonds are more subject to default during periods of economic downturns or increases in interest rates and their yields will fluctuate over time. It may be more difficult to dispose of or to value junk bonds. Achievement of the Fund's investment objective may also be more dependent on the Adviser's own credit analysis to the extent the Fund's portfolio includes junk bonds.
       Foreign Securities. Foreign securities include both U.S. dollar- and foreign currency- denominated securities of foreign issuers. In most cases the Adviser will invest in foreign securities that are listed and traded on a domestic national securities exchange.
       There may be less publicly available information about issuers of foreign securities than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could adversely affect the value of those investments. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments.

                        PORTFOLIO SECURITIES, INVESTMENT
                              TECHNIQUES AND RISKS

--------------------------------------------------------------------------------

       Short-Term Investments. As noted above, the Fund may invest in short-term cash equivalent securities for temporary, defensive purposes. These consist of high quality debt obligations eligible to be included in money market portfolios, such as U.S. Government securities, certificates of deposit and banker's acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by S&P or Prime-1 by Moody's, have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Adviser.

       Repurchase Agreements. Short-term investments also include repurchase agreements, reverse repurchase agreements and dollar roll transactions. A reverse repurchase agreement involves a sale by the Fund of a security that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same security at an agreed-upon price and date. A dollar roll transaction involves a sale by the Fund of a security to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed-upon price. In a dollar roll transaction, the Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds on the initial sale. For financial reporting and tax purposes, the Fund proposes to treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. The Fund does not currently intend to enter into dollar rolls that are accounted for as a financing. All repurchase agreements, reverse repurchase agreements and dollar roll transactions will be fully collateralized in a segregated account with liquid high-grade debt obligations on a daily marked-to-market basis. Because these transactions depend on the performance of the other party, the Adviser will carefully assess the creditworthiness of any bank or broker-dealer involved in repurchase agreements under procedures adopted by the Board of Trustees.
       Debt Securities. The Fund's investments in debt securities include all types of domestic or U.S. dollar-denominated foreign debt securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, including collateralized mortgage obligations and real estate mortgage investment conduits, U.S. Government and U.S. Government agency securities, zero coupon bonds, and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and longer-term repurchase agreements. Under normal circumstances, the Adviser intends, but is not obligated, to construct the portfolio with a higher proportion of corporate issues than government or government agency securities. Bonds, notes and other corporate debt instruments include obligations of varying maturities within the overall maturity range noted above over a cross section of industries.
       In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon and yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.
       Subsequent to purchase, the rating of a debt issue may be reduced below the minimum rating acceptable for purchase by the Fund. A subsequent downgrade does not require the sale of the security, but the Adviser will consider such an event in determining whether to continue to hold the obligation. The Statement of Additional Information contains a description of Moody's and S & P ratings.
       U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA"), and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United
States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
         Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities generally are issued by governmental, government-related and private organizations. Payments typically are made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. In addition, like other debt securities, the value of asset-backed securities will normally decline in periods of rising interest rates. Although generally rated AAA, it is possible that the securities could become illiquid or experience losses if guarantors or insurers default. See "Risk Considerations - Debt Securities."
       Mortgage-Related Securities. Mortgage-related securities are interests in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. In the case of mortgage-related securities, including real estate mortgage investment conduits and collateralized mortgage obligations, prepayments of principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and by factors including general economic conditions, the underlying location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool of mortgages. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. Unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium. See also "Risk Considerations - Debt Securities."
       Agency Mortgage-Related Securities. The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.
       The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment.
       Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes.
       Collateralized mortgage obligations ("CMOs") are debt obligations issued by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, such as GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by a U.S. Government agency or instrumentality, such as FHLMC, the CMOs represent obligations solely of the CMO issuer and are not insured or guaranteed by a U.S. Government agency or instrumentality. The issuers of CMOs typically have no significant assets other than those pledged as collateral for the obligations. The Fund will not invest in any new types of collateralized mortgage obligations without prior disclosure to the shareholders. Stripped mortgage securities, which are a form of CMO, are usually structured with classes that receive different proportions of the interest and principal payments on a pool of mortgages. Sometimes, one class will receive all of the interest (the interest only or "IO" class) while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on any IO class or PO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments and prepayments on the related underlying mortgages and, in the most extreme cases, an IO class may become worthless.
       The liquidity of IOs and POs that are issued by the U.S. Government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Adviser under the direct supervision of the Trust's Pricing Committee and approved by the Board of Trustees, and all other IOs and POs will be deemed illiquid for purposes of the Funds' limitation on illiquid securities.
       Privately Issued Mortgage-Related Securities. The Funds may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs that are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.
       Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.
       The Fund may purchase some mortgage-related securities through private placements without right to registration under the Securities Act of 1933, as amended. See "Illiquid and Restricted Securities" on page 9.
       When-Issued Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The Fund will segregate cash, U.S. Government securities and other liquid, high quality debt securities in an amount sufficient to meet its payment obligations with respect to these transactions.
       Investment Companies. The Fund may invest up to 10% of its total assets in shares of other investment companies. As a shareholder in another investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Adviser has agreed to waive its management fee with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. In the case of a closed-end fund, shareholders would bear the expenses of both the Fund and the fund in which it invests.
       Illiquid and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including (1) securities for which there is no readily available market; (2) securities which may be subject to legal restrictions (so-called "restricted securities") other than Rule 144A securities noted below; (3) repurchase agreements having more than seven days to maturity and (4) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Restricted securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and which the Trustees have determined to be liquid based on the applicable trading markets and the availability of reliable price information.
       These Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.
       Fund Turnover. The Fund does not intend to engage in short-term trading. The estimated maximum portfolio turnover rate for the Fund is less than 200%. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.
       Securities Lending. The Fund may lend its securities in an amount not exceeding 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of fund securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S.
Government or its agencies.
       Borrowing. The Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 5% of the Fund's total assets (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings).
       The Fund aggregates reverse repurchase agreements and dollar roll transactions that are accounted for as financings with its bank borrowings for purposes of limiting borrowings to one-third of the value of the Fund's total assets. See the Statement of Additional Information for further information.
       Leverage. Leveraging the Fund through various forms of borrowing creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore, the amount available for distribution to shareholders as dividends will be reduced.
       Pooled Fund. The initial shareholders of the Fund have approved a fundamental policy authorizing the Fund, subject to authorization by the Board of Trustees, and notwithstanding any other investment restriction, to invest all of its assets in the securities of a single open-end investment company (a "pooled fund"). If authorized by the Trustees, the Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Fund's investment objective, policies and restrictions. The Board currently does not intend to authorize investing in pooled funds. The Fund will notify its shareholders prior to adopting such an investment structure.
       Other Investment Restrictions and Techniques. The Fund has adopted certain other investment restrictions and uses various other investment techniques, which are described in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.


                           ORGANIZATION AND MANAGEMENT

--------------------------------------------------------------------------------

Organization. The Trust is registered as an open-end diversified management investment company and was organized as a Delaware business trust on July 11, 1994. The Trust currently consists of four separate diversified series. The Trust's Board of Trustees decides on matters of general policy for all series and reviews the activities of the Adviser, Distributor and Administrator. The Trust's officers conduct and supervise the daily business operations of the Trust and each series.
       The  Adviser.  The  Fund's  Advisor  Jurika  Voyles,  is  a  professional investment management firm founded in 1983 by William K. Jurika and Glenn C. Voyles. Mr. Jurika and Mr. Voyles control the majority of the Advisor's voting stock. As of June 30, 1996, the Adviser had discretionary management authority with respect to approximately $5 billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals. The principal business address of the Adviser is 1999 Harrison Street, Suite 700, Oakland, California 94612.
       Management Fee. Subject to the direction and control of the Trustees, the Adviser formulates and implements an investment program for the Fund, including determining which securities should be bought and sold. In addition to providing certain administrative services, the Adviser also provides certain of the officers of the Trust. For its services, the Adviser receives a fee, accrued daily and paid monthly, at an annual rate of 0.90% of average net assets of the Fund. This fee is higher than the fee paid by most mutual funds but believed to be typical of fees charged by Funds that invest in smaller capitalization companies.
       Rule 12b-1 Fee. Rule 12b-1, adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended, permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class K shares has approved, and entered into, a Share Marketing Plan (the "Plan") with the Adviser, as the distribution coordinator, for the Class K shares. Under the Plan, the Fund will pay distribution fees to the Adviser at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class K shares, to reimburse the Adviser for its distribution costs with respect to that Class.
       The fee paid under the Plan may be used to pay for any expenses primarily intended to result in the sale of Class K shares ("distribution services"), including, but not limited to: (a) costs of payments, including incentive compensation, made to agents for and consultants to the Adviser, any affiliate of the Adviser or the Trust, including pension administration firms that provide distribution and shareholder related services and broker-dealers that engage in the distribution of Class K shares; (b) payments made to, and expenses of, persons who provide support services in connection with the distribution of Class K shares and servicing of Class K shareholders, including, but not limited to, personnel of the Adviser, office space and equipment, telephone facilities, answering routine inquiries regarding Class K shares, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Trust's transfer agency or other servicing arrangements; (c) all payments made pursuant to the Distribution Agreement; (d) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund and/or the Trust to prospective shareholders of Class K shares; (f) costs involved in preparing, printing and distributing sales literature pertaining to Class K shares; and (g) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Trust may, from time to time, deem advisable. Such expenses shall be deemed incurred whether paid directly by the Adviser as distribution coordinator or by a third party to the extent reimbursed therefor by the Adviser.
       In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of Class K shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for their consideration in connection with their deliberations as to the continuance of the Plan. In their review of the Plan, the Board of Trustees is asked to take into consideration expenses incurred in connection with the separate distribution of the Class K shares.
       The Class K shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan was terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Adviser.
       The distribution fee attributable to the Class K shares is designed to permit an investor to purchase Class K shares through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries without the assessment of a front-end sales charge and at the same time to permit the Adviser to compensate those persons on an ongoing basis in connection with the sale of the Class K shares.
       The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company
Act) of the Class K shares.
       Compensation of Other Parties. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of Class K shares of the fund. The Advisor also may use its own funds to sponsor seminars and educational programs on Class K shares for financial intermediaries and shareholders.
       Managers of the Fund. William K. Jurika working in conjunction with the Jurika & Voyles Investment Committee, will be the Portfolio Manager primarily responsible for the day-to-day management of the Fund Portfolio. Mr. Jurika has been associated with the Advisor since he founded the firm in 1983.
       Expense Limitation. Class K shares of the Fund is responsible for paying the pro-rata share of Fund expenses attributable to such shares as well as class-specific expenses. Fund expenses include legal and auditing fees, fees and expenses of its custodian, accounting services and third- party shareholder servicing agents, trustees' fees, the cost of communicating with shareholders and registration fees, as well as its other operating expenses. Although not required to do so, the Adviser has agreed to reimburse Class K shares of the Fund to the extent necessary so that its ratio of operating expenses to average net assets will not exceed 1.60%. The Adviser may terminate these reductions at any time. Any reductions made by the Adviser in its fees and any payments or reimbursement of expenses made by the Adviser which are the Fund's obligation are subject to reimbursement within the following three years by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations described in this Prospectus and that may be imposed by regulatory authorities. The Trustees believe that the Fund may be of a sufficient size to permit the reimbursement of any such reductions or payments. A description of any such reimbursements and the amounts paid will be set forth in financial statements that are included in the Fund's annual and semi-annual reports to shareholders.
       Fund Transactions and Brokerage. The Adviser considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Adviser also may consider the sale of

Fund shares by brokers as a factor in selecting those broker-dealers for the Fund's portfolio transactions. For more information, please refer to the Statement of Additional Information.
       The Administrator. Investment Company Administration Corporation (the "Administrator"), pursuant to an administration agreement with the Fund, supervises the overall administration of the Trust and the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Fund, and supervision of other organizations that provide services to the Trust and the Fund. Certain officers of the Trust and the Fund may be provided by the Administrator. The Trust has agreed to pay the Administrator an annual fee of 0.10% of the value of the toal net assets of the Trust.
       Multiple Classes. Under the Trust's charter documents, the Board of Trustees has the power to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Trustees of the Fund may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.The Board of Trustees has designated two classes of shares for the Fund.

                            PURCHASING CLASS K SHARES

--------------------------------------------------------------------------------

       General. The Fund's Class K shares are offered to the public through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries at their respective net asset values next determined after receipt of an order by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. There is no initial sales load or charge in connection with the purchase of Class K shares. Class K shares are offered for sale by the Fund's underwriter, First Fund Distributors, Inc.
       The minimum initial investment in Class K shares is $250,000, including investments for individual investors, individual retirement accounts ("IRAs"), SEPs, Keoghs, 401(k) and 401(a) plans and other retirement plans. Subsequent investments must be at least $1,000. The Fund reserves the right to vary the initial and additional investment minimums. In addition, the Adviser may waive the minimum initial investment requirement for any investor. The Fund reserves the right to reject any purchase order and to suspend the offering of Class K shares.
       Purchase orders for Class K shares that are received by the Transfer Agent in proper form by 4:00 p.m., New York time, on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for Class K shares shares received after 4:00 p.m. New York time will be purchased at the next determined net asset value determined the business day following receipt of the order.
       At the discretion of the Fund, investors may be permitted to purchase Class K shares by transferring securities that meet the Fund's investment objectives and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Class K shares issued by the Fund in exchange for securities will be issued at net asset value determined as of the same time. All divi-
dends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay income tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for Class K shares unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933; and (3) the value of any such security (except U.S. Government securities), being exchanged together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.
       The Fund may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to forward promptly purchase orders and payments to the Fund. Class K shares of the Fund may be purchased through brokers, financial institutions, service organizations, banks, and bank trust departments, each of which may charge the investor a transaction fee or other fee for its services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.
       Shares or classes of shares of the Fund may, at some point, be available through certain brokerage services that do not charge transaction fees to investors. However, the Adviser, from its own resources, may pay service fees charged by these brokers for distribution and subaccounting services with respect to Fund shares held by such brokers. Typically these fees are based on a percentage of the annual average value of these accounts.
       Shareholders who invest through sponsored retirement plans should contact their program administrators responsible for transmitting all orders for the purchase, redemption or exchange of program-sponsored shares. The availability of the Fund and the procedures for investing depend on the provisions of the program and whether the program sponsor has contracted with the Fund or its transfer agent for special processing services, including subaccounting.
       Purchases by Mail. Class K shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to Class K shares of the Fund, Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291.
       Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to the Class K shares of the Fund, to Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291. Please enclose the stub of the account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number.
       Purchases by Wire. Investors who wish to purchase Class K shares of the Fund by federal funds wire should first call the Transfer Agent at (800) JV-INVST to advise the Transfer Agent that an initial investment will be made by wire and to receive an account number. Following notification to the transfer agent, investors must request the originating bank to transmit immediately available funds by wire to the Transfer Agent's affiliated bank as follows:

                           Jurika & Voyles Fund Group
                        State Street Bank & Trust Company
                                ABA No. 011000028
                               Acct. No. 99042665
                       FBO Jurika & Voyles Small Cap Fund
                      Shareholder Name ____________________
                    Shareholder Fund Acct. No. _____________

A completed application with signature(s) of the registrant(s) must be mailed to the Transfer Agent immediately following to the initial wire. Investors should be aware that banks generally impose a wire service fee. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.
       Subsequent Investments. Once an account has been opened, subsequent purchases may be made by mail, bank wire, exchange, direct deposit or automatic investing. The minimum for subsequent investments is $1,000 for the Fund.
       When making additional investments by mail, simply return the remittance portion of a previous confirmation with the investment in the envelope provided with each confirmation statement. Checks should be made payable to Class K shares of the Fund and mailed to Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291. Orders to purchase shares are effective on the day the Transfer Agent receives the check or money order.
       If an order, together with payment in proper form, is received by the Transfer Agent or previously approved broker or financial institution by 4:00 p.m. New York time, on any day that the NYSE is open for trading, Class K shares will be purchased at the Fund's next determined net asset value. Orders for Class K shares received after 4:00 p.m. New York time will be purchased at the net asset value determined on the business day following receipt of the order.
       All cash purchases must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge (minimum of $20) will be imposed if any check used for the purchase of Class K shares is returned. The Fund and the Transfer Agent each reserve the right to reject any purchase order in whole or in part.


                           EXCHANGE OF CLASS K SHARES

--------------------------------------------------------------------------------

Class K shares of the Fund may be exchanged for Class K shares of any of the other Funds that are series of the Trust, provided such other Class K shares may be sold legally in the state of the investor's residence.
       You also may exchange your Class K shares of the Fund for shares of the Jurika & Voyles sponsored money market fund, if such shares are offered in your state of residence. Prior to making such exchange you should obtain and carefully read the prospectus for the Jurika & Voyles sponsored money market fund. This exchange privilege does not constitute an offering or recommendation on the part of the Trust or the Adviser of an investment in the Jurika & Voyles sponsored money market fund.
       Class K shares may be exchanged by: (1) written request; or (2) telephone, if a special authorization form has been completed and is on file with the Transfer Agent in advance. Requests for telephone exchanges must be received by the Transfer Agent by the close of regular trading on the NYSE (currently 4:00 p.m. New York time) on any day that the NYSE is open for regular trading. Exchanges are subject to the minimum initial investment requirement.
       The  exchange  privilege  is a  convenient  way to  respond to changes in investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of Class K shares for any Fund through an exchange transaction is accepted immediately. An exchange is treated as a redemption for federal and state income tax purposes, which may result in taxable gain or loss, and a new purchase, each at net asset value of the appropriate Fund. The Fund and the transfer agent reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on 60 days' prior written notice to shareholders.
       Class K shares may not be exchanged for Class J shares of the same or another Fund. However, Class K shares will convert automatically to Class J shares of the same Fund upon the Class K shares having been subject to the cumulative maximum permitted Rule 12b-1 fees under the applicable limitations of the NASD. Such conversion shall be effected on the basis of the net asset values of the Class K and Class J shares without the imposition of a front-end sales load, contingent deferred sales charge or other charge. In no event will a class of shares convert automatically into shares of a class with a distribution arrangement that could be viewed as less favorable to the shareholder as measured by overall cost. The implementation of this conversion feature is subject to the receipt and continuing availability of a ruling of the Internal Revenue Service, or of an opinion of counsel or tax adviser, stating that the conversion of one class of shares to another does not constitute a taxable event under federal income tax law. The conversion feature may be suspended if such a ruling or opinion is not available.


                      SELLING CLASS K SHARES (REDEMPTIONS)

--------------------------------------------------------------------------------

       Shareholders may redeem Class K shares of the Fund without charge on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent, broker or financial intermediary of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment for redemption of recently purchased Class K shares will be delayed until the Transfer Agent has been advised that the purchase check has been honored, up to 12 calendar days from the time of receipt by the Transfer Agent. Payment may also be made by wire directly to any bank previously designated by the shareholder on a shareholder account application. There is a $10 charge for redemptions made by wire. Please note that the shareholder's bank may also impose a fee for wire service. There may be fees for redemptions made through brokers, financial institutions and service organizations.
       The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, require the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

       The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has by order permitted such suspension; or (3) an emergency, as defined by rules of the Securities and
Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.
       Minimum Balances. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to make involuntary redemptions of all shares in any account (other than the account of a shareholder who is a participant in a qualified plan) for their then-current net asset value if at any time the total investment does not have a value of at least $10,000 because of redemptions. The shareholder will be notified that the value of the account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $10,000 before the redemption is processed.
       Redemption by Mail. Class K shares may be redeemed by submitting a written request for redemption to Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291.
       A written request must be in good order, which means that it must: (1) identify the shareholder's account name; (2) state the number of shares or dollar amount to be redeemed; and (3) be signed by each registered owner exactly as the shares are registered.
       Signature Guarantee. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required on all written redemption requests over $50,000. A guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, broker-dealer, or member firm of a national securities exchange or other eligible financial institution. Credit unions must be authorized to issue signature guarantees. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Notary public endorsements will not be accepted as a substitute for a signature guarantee. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.
       Redemption by Telephone. Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem Class K shares by instructing the transfer agent by telephone. Shareholders may redeem Class K shares by calling the Transfer Agent at (800) JV-INVST between the hours of 8:30 a.m. and 5:00 p.m. (Eastern time) on a day when the NYSE is open for trading. Redemptions by telephone must be at least $1,000.
       In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Redemption by Mail," above.
       Special Factors Regarding Telephone Redemptions. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use procedures that are considered reasonable, including requesting a shareholder to correctly state the Fund account number, the name in which the account is registered, the social security number, banking institution, bank account number and the name in which the bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, the Fund and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.
       The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Class K shares by wire or telephone may be modified or terminated at any time by the Fund after at least 30 days' prior written notice to shareholders.
       Class K shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Fund.
       Redemption by Automated Clearing House ("ACH"). A shareholder may elect to have redemption proceeds, cash distributions or systematic cash withdrawal payments transferred to a bank, savings and loan association or credit union that is an on-line member of the ACH system. There are no fees associated with the use of the ACH service. ACH redemption requests must be received by the Fund's Transfer Agent before 4:00 p.m. New York time to receive that day's closing net asset value. ACH redemptions will be sent by the Transfer Agent on the day following the shareholder's request. The funds from the ACH redemption will be available to the shareholder two days after the redemption has been processed.


                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

The following special account options are available to individual shareholders but not to participants in employer-sponsored retirement plans. There are no charges for the programs noted below, and an investor may change or stop these plans at any time by written notice to the Fund.
       Systematic Withdrawal Plan. The Systematic Withdrawal Program is an option that may be utilized by an investor who wishes to withdraw funds from an account on a regular basis. To participate in this option, an investor must either own or purchase Class K shares having a value of $250,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $1,000 or more. All withdrawals are processed on the last business day of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the New Account Application indicating the amount of the distribution and the desired frequency.
       Automatic Investing. This service allows a shareholder to make regular investments once an account is established. A shareholder simply authorizes the automatic withdrawal of funds from a bank account into the Fund. The minimum initial and subsequent investment pursuant to this plan is $1,000 per month. An initial Fund account must be opened first with the $250,000 minimum prior to participating in this plan. Please complete the appropriate section on the New Account Application indicating the amount of the automatic investment.
       Retirement Plans. The Fund is available for investment by pension and profit sharing plans, including IRAs, SEPs, Keoghs and Defined Contribution Plans, through which investors may purchase Class K shares. The Fund, however, does not sponsor Defined Contribution Plans. For details concerning any of the retirement plans, please call the Fund at (800) JV-INVST.

                         CLASS K SHARE PRICE CALCULATION

--------------------------------------------------------------------------------

       Class K Share Price. Class K shares of the Fund are purchased at the net asset value after an order in proper form is received by the Transfer Agent. An order in proper form must include all correct and complete information, documents and signatures required to process your purchase, as well as a check or bank wire payment properly drawn and collectable. The net asset value per share is determined as of the close of trading of the NYSE on each day the Exchange is open for normal trading. Orders received before 4:00 p.m. (Eastern time) on a day when the Exchange is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day. The Distributor reserves the right to reject any purchase order.
       Net Asset Value. The net asset value of Class K shares is determined as of the close of trading (currently 4:15 p.m., New York time) on each day that the NYSE is open for trading. The net asset value per Class K share of the Fund is the value of the Fund's assets attributable to Class K shares, less its liabilities attributable to Class K shares, divided by the number of outstanding Class K shares of the Fund. The Fund values its investments on the basis of the market value of its securities. Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sale price on the principal exchange on which the security is traded or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the NASDAQ National Market System and securities traded only in the U.S. over-the-counter market are valued at the last sale price or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.
       Share Certificates. Shares are credited to your account and certificates are not issued. This eliminates the costly problem of lost or destroyed certificates.


                     DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

--------------------------------------------------------------------------------

       Dividends and Distributions. The Fund intends to pay dividends annually. The Fund makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more frequently.
       Dividends and capital gain distributions are automatically reinvested in additional Class K shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.
       Any dividend or distribution paid by the Fund reduces its net asset value per share on the reinvestment date by the per share amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.
       Tax Status. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes based on net income. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income including net short-term capital gains, are taxable to shareholders (other than tax-exempt shareholders who have not borrowed to purchase or carry their shares) as ordinary income. A portion of these distributions may qualify for the intercorporate dividends received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. The Fund may be required to impose backup withholding income at a current rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any such accounts without a tax identification number may be liquidated and distributed to a shareholder, net of withholding, after the 60th day of investment.
       Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Fund. Heller, Ehrman, White & McAuliffe, counsel to the Trust, has expressed no opinion in respect thereof.

                             PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

       Total Return. From time to time, the Fund may publish its total return in advertisements and communications to investors. Peformance data may be quoted separately for Class K shares as for other classes of shares of the Fund. Total return information will include the Fund's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all the distributions) at the maximum public offering price. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.
       In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof.
       All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Fund may also advertise its relative rankings by mutual fund ranking services such as Lipper Analytical Services ("Lipper") or Morningstar, Inc. ("Morningstar"). Provided the Fund is eligible for reporting by rating services such as Lipper or Morningstar, such ranking services would include the Fund in the small company category. The investment return and principal value of an investment in the Fund will fluctuate and an investor's proceeds upon redeeming Class K shares may be more or less than the original cost of the Class K shares.

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

       Voting Rights. Shareholders are entitled to one vote for each dollar of net asset value per Class K share of each series (and fractional votes for fractional dollar amounts) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Investment Company Act of 1940, as amended, provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Upon commencement of operations, all of the shares of the Fund were owned beneficially by affiliates of the Adviser.
       Shareholder Meetings. The Trustees have undertaken to the SEC that they will promptly call a meeting for the purpose of voting on the question of removal of any Trustee when requested to do so by not less than 10% of the dollar-weighted total votes of the respective Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote on the removal of a Trustee or Trustees.
       Shareholder Reports and Inquires. Shareholders will receive annual financial statements which are examined by the Fund's independent auditors, as well as unaudited semiannual financial statements. Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be sent to each household or address regardless of the number of shareholders or accounts at that household or address. Shareholder inquiries should be addressed to Class K shares of the Fund c/o Jurika & Voyles Fund Group, 1999 Harrison Street, Suite 700, Oakland, California 94612, (800) JV-INVST.

                                     NOTES:

                                     NOTES:

                                JURIKA & VOYLES
                                   Fund Group




                      A Commonsense Approach to Investing







                              1999 Harrison Street

                                   Suite 700

                         Oakland, California 94612-3517

                                  800 JV-INVST

                                  800 5-46878

                                   PROSPECTUS

                                December 31, 1996

                                  Mini-Cap Fund
                               Value + Growth Fund
                                  Balanced Fund

                                 Class K Shares



                                 JURIKA & VOYLES
                                   FUND GROUP

                           JURIKA & VOYLES FUND GROUP
                          Jurika & Voyles Mini-Cap Fund
                       Jurika & Voyles Value + Growth Fund
                          Jurika & Voyles Balanced Fund
                                 Class K Shares

--------------------------------------------------------------------------------
Jurika & Voyles Fund Group (the "Trust") is an open-end investment company consisting of separate diversified series, three of which are offered through this prospectus (the "Funds"). Each Fund has its own objective, assets and liabilities. Jurika & Voyles, inc. ("Jurika & Voyles" or the "Adviser") serves as investment adviser to the Funds. This prospectus describes Class K Shares of the Funds.

    The MINI-CAP FUND seeks to maximize long-term capital appreciation. This Fund invests primarily in the common stock of quality companies having small market capitalizations that offer current value and significant future growth potential.

    The VALUE + GROWTH FUND seeks long-term capital appreciation. This Fund invests primarily in the common stock of quality companies of all market
capitalizations   that  offer  current  value  and  significant   future  growth
potential.

    The BALANCED FUND seeks to provide investors with a balance of long-term capital appreciation and current income. This Fund invests primarily in a diversified portfolio that combines stocks, bonds and cash-equivalent securities.

    This prospectus sets forth the basic information that prospective investors should know before investing in Class K shares of a Fund. Investors should read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated December 31, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain this Statement of Additional Information without charge by writing to the Funds at the address noted below or by calling (800) JV-INVST.

                           Jurika & Voyles Fund Group
                        1999 Harrison Street, Suite 700
                           Oakland, California 94612
                                 (800) JV-INVST

--------------------------------------------------------------------------------
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       Prospectus dated December 31, 1996

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary of Expenses and Example ...........................................    1
Prospectus Summary ........................................................    2
Financial Highlights ......................................................    3
Investment Objectives and Policies ........................................    4
  The Mini-Cap Fund .......................................................    4
  The Value + Growth Fund .................................................    4
  The Balanced Fund .......................................................    5
  Additional Investment Considerations ....................................    6
Risk Considerations .......................................................    6
Portfolio Securities, Investment
 Techniques and Risks .....................................................    8
Organization and Management ...............................................   12
Purchasing Class K Shares .................................................   15
Exchange of Class K Shares ................................................   17
Selling Class K Shares (Redemptions) ......................................   18
Shareholder Services ......................................................   19
Class K Share Price Calculation ...........................................   20
Dividends, Distributions and Tax Status ...................................   20
Performance Information ...................................................   21
General Information .......................................................   22

                              SUMMARY OF EXPENSES

--------------------------------------------------------------------------------
This table is designed to help you understand the costs of investing in Class K shares of a Fund. These are the estimated expenses of Class K shares of each Fund for the current fiscal year. Although not required to do so, the Adviser has agreed to reimburse each Fund in the current fiscal year to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed the following levels: Mini-Cap Fund -- 1.75%*; Value + Growth Fund -- 1.50%*; and Balanced Fund -- 1.50%*.

                                                                                    Mini-Cap       Value +      Balanced
                                                                                      Fund       Growth Fund      Fund
                                                                                   -----------  -------------  -----------
Shareholder Transaction Expenses
 (as a percentage of offering price)
  Maximum sales charge on purchases                                                      None          None          None
  Sales charge on reinvested dividends                                                   None          None          None
  Redemption fee+                                                                        None          None          None
  Exchange fee                                                                           None          None          None
Total Annual Fund Operating Expenses
 (as a percentage of average net assets)
  Management fees                                                                       1.00%         0.85%         0.85%
  12b-1 expenses**                                                                      0.25%         0.25%         0.25%
  Other expenses after expense reimbursement                                            0.50%         0.40%         0.40%
                                                                                   -----------       ------    -----------
  Total operating expenses after expense reimbursement                                  1.75%*        1.50%*        1.50%*

* Absent reduction and including the Rule 12b-1 fee for Class K shares, for the fiscal period ended June 30, 1996, the ratios of total operating expenses to average net assets for Class K shares of each Fund would have been as follows: Mini-Cap Fund -- 1.99% (0.99% Other expenses); Value + Growth Fund -- 2.37% (1.52% other expenses); and Balanced Fund 1.74% (0.89% Other expenses). The foregoing figures reflect the actual expenses of Class J shares of the Funds to which the Rule 12b-1 fees applicable to Class K shares have been added. Class K shares were not offered during the period indicated. In subsequent years, overall operating expenses for each Fund may not fall below the applicable percentage limitation until the Adviser has been fully reimbursed for fees foregone or expenses paid by it under the Management Agreement. Each fund will reimburse the Adviser in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

** Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis). Individual long-term investors in the Class K shares of a Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

+ Shareholders who effect redemptions via wire transfer will be charged a $10.00 Fee and may be required to pay a third-party service provider charge that will be directly deducted from redemption proceeds.

EXAMPLE

    This table illustrates the net transaction and operating expenses that would be incurred by an investment in Class K Shares of each Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of one, three, five and ten years. The Funds charge no redemption fees. The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                                                                    Mini-Cap        Value +       Balanced
                                                                                      Fund        Growth Fund       Fund
                                                                                   -----------  ---------------  -----------
One year.........................................................................   $      18      $      15      $      15
Three years......................................................................   $      55      $      47      $      47
Five years.......................................................................   $      95      $      82      $      82
Ten years........................................................................   $     206      $     179      $     179

The Example shown above assumes that the Adviser will limit the annual operating expenses of Class K shares of each Fund to the totals shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Funds' actual returns may be higher or lower. See "Organization and Management" on page 12.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

    Each Fund has its own investment objective. See "Investment Objectives and Policies" for a full discussion of the objectives of the Mini-Cap Fund, Value + Growth Fund, and Balanced Fund. The investment objective of each Fund is fundamental and may not be changed without shareholder approval.

THE INVESTMENT ADVISER

    Jurika and Voyles, founded in 1983, in Oakland, California, serves as the investment adviser to the Trust and the Funds. The Adviser currently manages over $5 billion of discretionary assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals. The Adviser has previously managed a registered investment company.

MANAGEMENT FEE

    For its services, the Adviser receives a fee, accrued daily and paid monthly, at the following annual percentages of average net assets: Mini-Cap Fund -- 1.00%; Value + Growth Fund -- 0.85%; and Balanced Fund -- 0.85%. These fees are higher than those paid by most mutual funds.

RULE 12B-1 FEE

    Class K shares of the Funds are subject to a Rule 12b-1 fee at the rate of 0.25% per year. Proceeds from the Rule 12b-1 fee are paid to the Adviser to reimburse the Adviser for its distribution related expenses incurred in connection with the distribution of Class K shares of the Funds.

MINIMUM PURCHASE

    The minimum initial investment in each Fund is $250,000. Each Fund may waive the minimum for certain retirement and other employee benefit plans; for the Adviser's employees, clients and their affiliates; for advisers or financial institutions offering investors a program of services; or for any other person or organization deemed appropriate by the Trust.

OFFERING PRICE

    Shares are offered at their net asset value without a sales charge and may be redeemed at their net asset value on any business day. See "Purchasing Class K Shares" and "Selling Class K Shares (Redemptions)" on pages 15-19.

DIVIDENDS AND DISTRIBUTIONS

    The Mini-Cap Fund and the Value + Growth Fund intend to pay dividends and make capital distributions annually. The Balanced Fund intends to pay dividends quarterly and to make capital distributions annually.

RISK CONSIDERATIONS

    Like all investments, an investment in each Fund involves certain risks. The equity and fixed income securities held by the Funds and the value of the Funds' shares will fluctuate with market and other economic conditions, so that investors' shares, when redeemed, may be worth more or less than their original cost. The Funds may invest in mortgage-backed securities (including CMOs and REMICs), asset-backed securities, interest-only and principal-only securities, foreign securities and junk bonds. See "Risk Considerations" on page 6 for a further discussion of certain risks.

ORGANIZATION

    The Funds are organized as distinct series within a Delaware business trust (the "Trust"), which is registered as an open-end diversified management investment company. The Trust currently consists of four separate diversified series, each of which has its own objective, assets, liabilities and net assets.
    The Funds offer another class of shares to investors eligible to purchase those shares. The other class of shares may pay different fees and expenses than the class of shares offered in this prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other class of shares not offered in this prospectus, call the Funds at (800) JV-INVST.

                           Transfer Agent, Custodian
                              and Fund Accountant:
                       State Street Bank & Trust Company
                                    Auditor:
                            McGladrey & Pullen, LLP Distributor:
                         First Fund Distributors, Inc.
                                 Legal Counsel:
                        Heller, Ehrman, White & McAuliffe

The above is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following information has been audited by McGladrey & Pullen, LLP, independent certified public accountants whose unqualified reports covering the fiscal periods ended June 30, 1995 and 1996 are incorporated by reference herein and appear in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report. The financial information shown relates to another class of shares of the Funds not subject to the Class K Rule 12b-1 fee because the Class K shares were not offered during the periods shown. Further information about the Funds' performance is included in the annual report which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.

                                                            Value + Growth Fund
                                     Mini-Cap Fund                 Fund                         Balanced Fund
                                ------------------------  ------------------------  -------------------------------------
                                 7/01/95-     9/30/94-     07/01/95-    9/30/94-     07/01/95-    10/01/94-    11/01/93-
                                 06/30/96    06/30/95(4)   06/30/96    09/30/95(4)    6/30/96      6/30/95     09/30/94
                                -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of
 period                          $   14.12    $   10.00    $   12.82    $   10.00    $   13.96    $   12.41    $   12.82
                                 ---------    ---------    ---------    ---------    ---------    ---------    ---------
Income from investment
 operations
  Net investment income              (0.02)        0.01         0.11         0.05         0.43         0.24         0.16
  Net realized & unrealized
   gain on investments                5.25         4.13         1.40         2.79         1.27         1.59         0.05
                                 ---------    ---------    ---------    ---------    ---------    ---------    ---------
    Total from investment
     operations                       5.23         4.14         1.51         2.84         1.70         1.83         0.21
Less distributions
  From net investment income        --            (0.02)       (0.13)       (0.02)       (0.43)       (0.24)       (0.18)
  From net realized gains            (0.96)      --            (.051)      --            (0.54)       (0.04)       (0.44)
                                 ---------    ---------    ---------    ---------    ---------    ---------    ---------
    Total distributions              (0.96)       (0.02)       (0.64)       (0.02)       (0.97)       (0.28)       (0.62)
                                 =========    =========    =========    =========    =========    =========    =========
Net asset value, end of period   $   18.39    $   14.12    $   13.69    $   12.82    $   14.69    $   13.96    $   12.41
                                 =========    =========    =========    =========    =========    =========    =========
Total return(3)                      38.46%       41.47%       12.11%       28.43%       12.56%       14.98%        3.66%
                                 =========    =========    =========    =========    =========    =========    =========
Net assets at end of period
 (in 000's)                      $  92,697    $  10,397    $  21,256    $  12,989    $  46,979    $  38,836    $  34,659
                                 =========    =========    =========    =========    =========    =========    =========
Ratio of expenses to average
 net assets(2)                        1.50%        1.50%*       1.35%        1.35%*       1.35%        1.33%*       1.63%*
                                 =========    =========    =========    =========    =========    =========    =========
Ratio of net investment income
 to average net assets               (0.35)%       0.04%*       0.78%        1.18%*       2.98%        2.51%*       1.77%*
                                 =========    =========    =========    =========    =========    =========    =========
Portfolio turnover rate             214.71%      102.85%      101.05%       31.64%       69.11%       54.02%       60.90%
                                 =========    =========    =========    =========    =========    =========    =========

                                 11/01/92-    03/09/92-
                                 10/30/93    10/31/94(1)
                                -----------  -----------
Net asset value, beginning of
 period                          $   10.84    $   10.00
                                 ----------   ----------
Income from investment
 operations
  Net investment income               0.16         0.11
  Net realized & unrealized
   gain on investments                1.98         0.83
                                 ----------   ----------
    Total from investment
     operations                       2.14         0.94
Less distributions
  From net investment income         (0.16)       (0.10)
  From net realized gains           --           --
                                 ----------   ----------
    Total distributions              (0.16)       (0.10)
                                 =========    =========
Net asset value, end of period   $   12.82    $   10.84
                                 =========    =========
Total return(3)                      19.83%       14.67%
                                 =========    =========
Net assets at end of period
 (in 000's)                      $  20,931    $   6,008
                                 =========    =========
Ratio of expenses to average
 net assets(2)                        1.47%        1.50%*
                                 =========    =========
Ratio of net investment income
 to average net assets                1.51%        1.93%*
                                 =========    =========
Portfolio turnover rate              44.12%       20.00%
                                 =========    =========

------------------------------
*   Annualized

(1)  The Jurika & Voyles Balanced Fund commenced operations on March 9, 1992.

(2) Net of expense reimbursements. The annualized ratio of total operating expenses to average net assets before expense reimbursements would have been 1.74% and 4.99% for the Mini-Cap Fund, 2.12% and 5.21% for the Value + Growth Fund and 1.49% and 1.42% for the Balanced Fund, respectively, for the periods ended June 30, 1996 and 1995.

(3)  Not annualized for periods less than one year.

(4) The Jurika & Voyles Mini-Cap Fund and Value + Growth Fund each commenced operations on September 30, 1994.

Note: Information for fiscal periods of the balanced fund ending on September 30, 1994, October 31, 1993 and October 31, 1992 was audited by other independent accountants whose report is not included herein.

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

The investment objective and policies of each Fund are described below. The investment objective of each Fund is fundamental and may not be changed without shareholder approval. In addition, each of the Funds may make use of certain types of investments and investing techniques that are described under the caption "Portfolio Securities, Investment Techniques and Risks" on page 8. The value of the Funds' investments will fluctuate with market and other economic conditions.

THE MINI-CAP FUND

    The Fund seeks to maximize long-term capital appreciation. The Fund invests primarily in the common stock of quality companies having small market capitalizations that offer current value and significant future growth potential.

    The Fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of between $50 million and $500 million. The fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

    The Fund invests in quality companies selling at lower price to earnings ("P/E") multiples relative to their growth rates and lower P/E multiples than the Standard & Poor's 500 Composite Price Index and/or Russell 2000 Small Stock Index. Quality companies possess some or all of the following characteristics: significant potential for future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and a skilled management group.

    Jurika & Voyles places heavy emphasis on in-house research, which includes personal contacts, site visits and meetings with company management.

    The securities of smaller-sized companies may present greater opportunities for capital appreciation, but may also involve greater risks. These securities have the characteristics and risks described under the caption "Risk Considerations" on page 6.

    The  Fund  may  continue  to  hold  its   investment   in  a  company  whose
capitalization subsequently grows above $500 million if the company continues to satisfy the other investment policies of the Fund.

    The Fund invests primarily in common stocks, but also may invest in other equity securities including convertible preferred stocks, convertible debt securities and warrants. A warrant represents a right to acquire other equity securities, often for consideration and subject to certain conditions. In addition, the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and American Depositary Receipts ("ADRs"), but will limit its investments in any one foreign country to 5% of its total assets. As part of this, the Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. See "Risk Considerations" on page 6.

    Although the Fund does not anticipate maintaining a large non-equity position, the Fund may invest up to 35% of its total assets in debt securities, including up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade, sometimes referred to as "high-yield/high-risk or "junk" bonds. Debt securities may include bonds, notes, convertible bonds, mortgage-backed and asset-backed securities (including CMOs and REMICs) and other types. See "Portfolio Securities, Investment Techniques and Risks." See "Risk Considerations" for a discussion of the characteristics of the debt securities.

    For a description of cash-equivalent securities in which a Fund may invest, U.S. Government securities, repurchase agreements, securities lending and other investments and techniques a Fund may use, see "Portfolio Securities, Investment Techniques and Risks" on page 8.

THE VALUE + GROWTH FUND

    The Value + Growth Fund seeks long-term capital appreciation. The Fund invests primarily in the common stock of quality companies of all market
capitalizations   that  offer  current  value  and  significant   future  growth
potential.

    The fund will invest at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of $500 million and over. The fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

    The Fund invests in quality companies offering an attractive combination of value and growth characteristics. The Adviser will seek companies that will typically sell at lower P/E multiples and other higher earnings and growth rates than the S&P market average. In addition, the Fund emphasizes companies that possess some or all of the following characteristics: significant potential of future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and management ownership.

    Jurika & Voyles places heavy emphasis on in-house research, which includes personal contacts, site visits and meetings with company managements.

    The Fund may hold equity securities of companies with smaller market capitalizations. These securities have the characteristics and risks described under the caption "Risk Considerations" on page 6.

    The Fund invests primarily in common stocks, but also may invest in other equity securities including convertible preferred stocks, convertible debt securities and warrants. A warrant represents a right to acquire other equity securities, often for consideration and subject to certain conditions. In addition, the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs, but will limit its investments in any one foreign country to 5% of its total assets. As part of this, the Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. See "Portfolio Securities, Investment Techniques and Risks." See "Risk Considerations" on page 6.

    Although the Fund does not anticipate maintaining a large non-equity position, the Fund may invest up to 35% of its total assets in debt securities, including up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade, sometimes referred to as "high-yield/high-risk or "junk" bonds. Debt securities may include bonds, notes, convertible bonds, mortgage-backed and asset-backed securities (including CMOs and REMICs) and other types. See "Risk Considerations" for a discussion of the characteristics of the debt securities in which the Fund may invest.

    For a description of cash-equivalent securities in which a Fund may invest, U.S. Government securities, repurchase agreements, securities lending and other investments and techniques a Fund may use, see "Portfolio Securities, Investment Techniques and Risks" on page 8.

THE BALANCED FUND

    The Balanced Fund's objective is to provide investors with a balance of long-term capital appreciation and current income. The Fund seeks to achieve this objective with less volatility and risk than that of the broad stock market by investing primarily in a diversified portfolio that combines stocks, bonds and cash-equivalent securities.

    Equity securities normally will constitute from 40% to 70% of the Fund's total assets. The Fund will invest at least 25% of its total assets in fixed-income debt securities. Cash-equivalent securities normally will constitute from 0% to 35% of the Fund's total assets. The Adviser will shift the balance between equity, debt and cash-equivalent securities based on economic conditions, the current interest rate environment and the availability of specific investment opportunities consistent with the Fund's objective.

    The Fund's equity investments will emphasize equity securities of companies having market capitalizations at the time of purchase of $500 million and over. The fund typically expects that at least 80% of its equity holdings will fall within this capitalization range. The average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

    The Fund invests in quality companies offering an attractive combination of value and growth characteristics. The Adviser will seek companies that will typically sell at lower P/E multiples and other higher earnings and growth rates than the S&P market average. In addition, the Fund emphasizes companies that possess some or all of the following characteristics: significant potential for future growth in earnings; a strong competitive advantage; a clearly defined business focus; strong financial health; and management ownership.

    Jurika & Voyles places heavy emphasis on in-house research, which includes personal contacts, site visits, and meetings with company management.

    The  Fund  may  hold   securities   of   companies   with   smaller   market
capitalizations. These securities have the characteristics and risks described under the caption "Risk Considerations" on page 6.

    The Fund invests primarily in common stocks and senior debt securities, but also may invest in convertible preferred stocks, convertible debt securities and warrants. A warrant represents a right to acquire other equity securities, often for consideration and subject to certain conditions. In addition, the Fund may invest up to 25% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs, but will limit its investments in any one foreign country to 5% of its net assets. As part of this, the Fund may invest up to 5% of its total assets in securities denominated in foreign currencies. See "Risk Considerations" on page 6.

    The Fund may invest up to 25% of its total assets in debt securities (and convertible debt securities) rated below investment grade sometimes referred to as "high-yield/high-risk" or "junk" bonds. Debt securities may include bonds, notes, convertible bonds, mortgage-backed and asset-backed securities (including CMOs and REMICs) and other types. See "Portfolio Securities, Investment Techniques and Risks." See "Risk Considerations" for a discussion of the characteristics of the debt securities in which the Fund may invest.

    For a description of cash-equivalent securities in which a Fund may invest, U.S. Government securities, repurchase agreements, securities lending and other investments and techniques a Fund may use, see "Portfolio Securities, Investment Techniques and Risks" on page 8.

ADDITIONAL INVESTMENT CONSIDERATIONS

    The Adviser supports its selection of individual securities through intensive research and pursues qualitative and quantitative disciplines to determine when securities should be purchased and sold. In unusual circumstances, economic, monetary and other factors may cause the Adviser to assume a temporary, defensive position during which all or a substantial portion of each Fund's assets may be invested in cash and short-term instruments. The Funds also may lend securities and use repurchase agreements. For more information on these investments, see "Portfolio Securities, Investment Techniques and Risks" on page 8.

                              RISK CONSIDERATIONS
--------------------------------------------------------------------------------

    PRICE FLUCTUATION. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of debt securities changes as interest rates fluctuate. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of securities in which a Fund invests will cause the net asset value of that Fund to fluctuate. An investment in a Fund therefore may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

    SMALL COMPANIES. Smaller companies present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Although smaller companies can benefit from the development of new products and services, they also may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

    DEBT SECURITIES. Debt securities held by the Funds may be subject to several types of investment risk. Market or interest rate risk relates to the change in market value caused by fluctuations in prevailing interest rates, while credit risk relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Such an event would require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates, which could cause fluctuations in a Fund's net income. A Fund also may be exposed to event risk, which is the possibility that corporate debt securities held by a Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

    The value of debt securities will normally increase in periods of falling interest rates; conversely, the value of these instruments will normally decline in periods of rising interest rates. Generally, the longer the remaining maturity of a debt security, the greater the effect of interest rate changes on its market value. In an effort to maximize income consistent with its investment objective, the Balanced Fund may, at times, change the average maturity of its investment portfolio. This can be done by investing a larger portion of assets in relatively longer term obligations when periods of declining interest rates are anticipated and, conversely, emphasizing shorter and intermediate term maturities when a rise in interest rates is indicated. See "Portfolio Securities, Investment Techniques and Risks."

    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities include those rated at least Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, deemed to be of equivalent quality as determined by the Adviser. Debt securities in this lowest tier of investment grade are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds.

    BELOW INVESTMENT GRADE DEBT SECURITIES. Below investment grade securities are sometimes referred to as "high-yield/high-risk" or "junk" bonds. The Funds will invest in debt securities rated at least Ba or B by Moody's or BB or B by S&P or, if unrated, deemed to be of equivalent quality as determined by the Adviser. These debt securities have greater speculative characteristics. Securities rated B are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small. Junk bonds are more subject to default during periods of economic downturns or increases in interest rates and their yields will fluctuate over time. It may be more difficult to dispose of or to value junk bonds. Achievement of a Fund's investment objective may also be more dependent on the Adviser's own credit analysis to the extent a Fund's portfolio includes junk bonds.

    FOREIGN SECURITIES. Foreign securities include both U.S. dollar-and foreign currency-denominated securities of foreign issuers. In most cases the Adviser will invest in foreign securities that are listed and traded on a domestic national securities exchange.

    There may be less publicly available information about issuers of foreign securities than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could adversely affect the value of those investments. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments.

                        PORTFOLIO SECURITIES, INVESTMENT
                              TECHNIQUES AND RISKS
--------------------------------------------------------------------------------

    SHORT-TERM INVESTMENTS. As noted above, the Funds may invest in short-term cash equivalent securities either for temporary, defensive purposes or, for the Balanced Fund, as part of an overall investment strategy. These consist of high-quality debt obligations eligible to be included in money market portfolios, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High-quality means the obligations have been rated at least A-1 by S&P or Prime-1 by Moody's, have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Adviser.

    REPURCHASE AGREEMENTS. Short-term investments also include repurchase agreements, reverse repurchase agreements and dollar roll transactions. A reverse repurchase agreement involves a sale by a Fund of a security that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by that Fund to repurchase the same security at an agreed-upon price and date. A dollar roll transaction involves a sale by a Fund of a security to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by that Fund to repurchase a similar security from the institution at a later date at an agreed-upon price. In a dollar roll transaction, the Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds on the initial sale. For financial reporting and tax purposes, the Funds propose to treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. The Funds do not currently intend to enter into dollar rolls that are accounted for as a financing. All repurchase agreements, reverse repurchase agreements and dollar roll transactions will be fully collateralized in a segregated account with liquid high-grade debt obligations on a daily marked-to-market basis. Because those transactions depend on the performance of the other party, the Adviser will carefully assess the creditworthiness of any bank or broker-dealer involved in these transactions under procedures adopted by the Board of Trustees.

    DEBT SECURITIES. The Funds' investments in debt securities include all types of domestic or U.S. dollar-denominated foreign debt securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, including collateralized mortgage obligations and real estate mortgage investment conduits, U.S. Government and U.S. Government agency securities, zero coupon bonds, and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and longer-term repurchase agreements. Under normal circumstances, the Adviser intends, but is not obligated, to construct the portfolio with a higher proportion of corporate issues than government or government agency securities. Bonds, notes and other corporate debt instruments include obligations of varying maturities within the overall maturity range noted above over a cross section of industries.

    In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon and yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.

    Subsequent to purchase, the rating of a debt issue may be reduced below the minimum rating acceptable for purchase by a Fund. A subsequent downgrade does not require the sale of the security, but the Adviser will consider such an event in determining whether to continue to hold the obligation. The Statement of Additional Information contains a description of Moody's and S&P ratings.

    U.S. GOVERNMENT SECURITIES. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA"), and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

    ASSET-BACKED SECURITIES. Asset-backed securities represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities generally are issued by governmental, government-related and private organizations. Payments typically are made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and hence the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. In addition, like other debt securities, the value of asset-backed securities will normally decline in periods of rising interest rates. Although generally rated AAA, it is possible that the securities could become illiquid or experience losses if guarantors or insurers default. See "Risk Considerations -- Debt Securities."

    MORTGAGE-RELATED SECURITIES. Mortgage-related securities are interests in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. In the case of mortgage-related securities, including real estate mortgage investment conduits and collateralized mortgage obligations, prepayments of principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and by factors including general economic conditions, the underlying location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool of mortgages. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. Unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium. See also "Risk Considerations -- Debt Securities."

    AGENCY MORTGAGE-RELATED SECURITIES. The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"), FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

    The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment.

    Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes.

    Collateralized mortgage obligations ("CMOs") are debt obligations issued by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, such as GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by a U.S. Government agency or instrumentality, such as FHLMC, the CMOs represent obligations solely of the CMO issuer and are not insured or guaranteed by a U.S. Government agency or instrumentality. The issuers of CMOs typically have no significant assets other than those pledged as collateral for the obligations. The Funds will not invest in any new types of collateralized mortgage obligations without prior disclosure to the shareholders. Stripped mortgage securities, which are a form of CMO, are usually structured with classes that receive different proportions of the interest and principal payments on a pool of mortgages. Sometimes, one class will receive all of the interest (the interest only or "IO" class) while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on any IO class or PO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments and prepayments on the related underlying mortgages and, in the most extreme cases, an IO class may become worthless.

    The liquidity of IOs and POs that are issued by the U.S. Government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Adviser under the direct supervision of the Trust's Pricing Committee and approved by the Board of Trustees, and all other IOs and POs will be deemed illiquid for purposes of the Funds' limitation on illiquid securities.

    PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. The Funds may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs that are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.

    Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

    The Funds may purchase some mortgage-related securities through private placements without right to registration under the Securities Act of 1933, as amended. See "Illiquid and Restricted Securities" on page 11.

    WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. Each Fund will segregate cash, U.S. Government securities or other liquid, high-quality debt securities in an amount sufficient to meet its payment obligations with respect to these transactions.

    INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in shares of other investment companies. As a shareholder in another investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Adviser has agreed to waive its management fee with respect to the portion of a Fund's assets invested in shares of other open-end investment companies. In the case of a closed-end fund, shareholders would bear the expenses of both a Fund and the fund in which that Fund invests.

    ILLIQUID AND RESTRICTED SECURITIES. No Fund may invest more than 15% of its net assets in illiquid securities, including (1) securities for which there is no readily available market; (2) securities which may be subject to legal restrictions (so-called "restricted securities") other than Rule 144A securities noted below; (3) repurchase agreements having more than seven days to maturity and (4) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Restricted securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and which the Trustees have determined to be liquid based on the applicable trading markets and the availability of reliable price information.

    These Rule 144A securities could have the effect of increasing a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    FUND TURNOVER. The Funds do not intend to engage in short-term trading. Under normal market conditions, the portfolio turnover rate for Value & Growth Fund and Balanced Fund should be less than 100%. Under normal market conditions, the portfolio turnover rate for Mini-Cap Fund should be less than 200%. For the fiscal year ended June 30, 1996, the portfolio turnover for the Mini-Cap fund was 215% (103% for the 9 months ended June 30, 1995); Value + Growth, 101% (32% for the 9 months ended June 30, 1995); Balanced Fund, 69% (54% for the 9 months ended June 30, 1995). Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.

    SECURITIES LENDING. Each Fund may lend its securities in an amount not exceeding 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of fund securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.

    BORROWING. Each Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and each Fund may pledge its assets in connection with such borrowings. A Fund will not purchase any securities while any such borrowings exceed 5% of that Fund's total assets (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings.).

    The Fund aggregates reverse repurchase agreements and dollar roll transactions that are accounted for as financings with its bank borrowings for purposes of limiting borrowings to one-third of the value of the Fund's total assets. See the Statement of Additional Information for further information.

    LEVERAGE. Leveraging the Funds through various forms of borrowing creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund that can
                                       11
exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than if leveraging were not used, and therefore, the amount available for distribution to shareholders as dividends will be reduced.

    POOLED FUND. The initial shareholders of each Fund have approved a fundamental policy authorizing each Fund, subject to authorization by the Board of Trustees, and notwithstanding any other investment restriction, to invest all of its assets in the securities of a single open-end investment company (a "pooled fund"). If authorized by the Trustees, a Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Fund's investment objective, policies and restrictions. The Board currently does not intend to authorize investing in pooled funds. Each Fund will notify its shareholders prior to adopting such an investment structure.

    OTHER INVESTMENT RESTRICTIONS AND TECHNIQUES. Each Fund has adopted certain other investment restrictions and uses various other investment techniques, which are described in the Statement of Additional Information. Like each Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of that Fund's outstanding shares.

                          ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------

    ORGANIZATION. The Trust is registered as an open-end diversified management investment company and was organized as a Delaware business trust on July 11, 1994. The Trust currently consists of four separate diversified series. The Trust's Board of Trustees decides on matters of general policy for all series and reviews the activities of the Adviser, Distributor and Administrator. The Trust's officers conduct and supervise the daily business operations of the Trust and each series.

    THE ADVISER. The Funds' Adviser, Jurika & Voyles, is a professional investment management firm founded in 1983 by William K. Jurika and Glenn C. Voyles. Mr. Jurika and Mr. Voyles control the majority of the Adviser's voting stock. As of June 30, 1996, the Adviser had discretionary management authority with respect to approximately $5 billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals. The principal business address of the Adviser is 1999 Harrison Street, Suite 700, Oakland, California 94612.

    MANAGEMENT FEE. Subject to the direction and control of the Trustees, the Adviser formulates and implements an investment program for each Fund, including determining which securities should be bought and sold. In addition to providing certain administrative services, the Adviser also provides certain of the officers of the Trust. For its services, the Adviser receives a fee, accrued daily and paid monthly, at the following annual percentages of average net assets: Mini-Cap Fund 1.00%; Value + Growth Fund 0.85%; and Balanced Fund 0.85%. These fees are higher than those paid by most mutual funds, but believed to be typical of fees charged by funds that invest in smaller capitalization companies.

    RULE 12B-1 FEE. Rule 12b-1, adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended, permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class K shares of each Fund have approved, and each Fund has entered into, a Share Marketing

Plan (the "Plan") with the Adviser, as the distribution coordinator, for the Class K shares. Under the Plan, each Fund will pay distribution fees to the Adviser at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class K shares, to reimburse the Adviser for its distribution costs with respect to that Class. Payments made under the Plan may not represent actual marketing expenses.

    The fee paid under the Plan may be used to pay for any expenses primarily intended to result in the sale of Class K shares ("distribution services"), including, but not limited to: (a) costs of payments, including incentive compensation, made to agents for and consultants to the Adviser, any affiliate of the Adviser or the Trust, including pension administration firms that provide distribution and shareholder related services and broker-dealers that engage in the distribution of Class K shares; (b) payments made to, and expenses of, persons who provide support services in connection with the distribution of Class K shares and servicing of Class K shareholders, including, but not limited to, personnel of the Adviser, office space and equipment, telephone facilities, answering routine inquiries regarding Class K shares, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Trust's transfer agency or other servicing arrangements; (c) all payments made pursuant to the Distribution Agreement; (d) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds and/or the Trust to prospective shareholders of Class K shares; (f) costs involved in preparing, printing and distributing sales literature pertaining to Class K shares; and (g) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Trust may, from time to time, deem advisable. Such expenses shall be deemed incurred whether paid directly by the Adviser as distribution coordinator or by a third party to the extent reimbursed therefor by the Adviser.

    In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of Class K shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for their consideration in connection with their deliberations as to the continuance of the Plan. In their review of the Plan, the Board of Trustees is asked to take into consideration expenses incurred in connection with the separate distribution of the Class K shares.

    The Class K shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan was terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Adviser.

    The distribution fee attributable to the Class K shares is designed to permit an investor to purchase Class K shares through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries without the assessment of a front-end sales charge and at the same time to permit the Adviser to compensate those persons on an ongoing basis in connection with the sale of the Class K shares.

    The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company
Act) of the Class K shares.

    COMPENSATION OF OTHER PARTIES. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of Classs K shares of the Funds. The Adviser also may use its own funds to sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

    MANAGERS OF THE FUNDS. The Portfolio Managers primarily responsible for the day-to-day management of the Funds are William K. Jurika (for equity investments), Glenn C. Voyles (for debt investments) and Irene Gorman Hoover (for small and mini-cap investments). General management of the Funds' equity and debt portfolio securities is conducted by Mr. Jurika and Mr. Voyles, respectively. Ms. Hoover assists with the management of the Mini-Cap Fund by identifying investment opportunities in small and mini-capitalization companies. Mr. Jurika and Mr. Voyles have been associated with the Adviser since they co-founded the firm in 1983. Prior to joining the Adviser in September 1991, Ms. Hoover served as Vice President of Research at Pacific Securities, of San Francisco, California.

    EXPENSE LIMITATION. Class K shares of each Fund are responsible for paying the pro-rata share of Fund expenses attributable to such shares as well as class- specific expenses. Fund expenses include legal and auditing fees, fees and expenses of its custodian, accounting services and third-party shareholder servicing agents, trustees' fees, the cost of communicating with shareholders and registration fees, as well as its other operating expenses. Although not required to do so, the Adviser has agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average net assets will not exceed the following levels with respect to Class K shares: Mini-Cap Fund -- 1.75%; Value + Growth Fund -- 1.50%; and Balanced Fund -- 1.50%. The Adviser may terminate these reductions at any time. Any reductions made by the Adviser in its fees and any payments or reimbursement of expenses made by the Adviser which are a Fund's obligation are subject to reimbursement within the following three years by that Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations described in this Prospectus and that may be imposed by regulatory authorities. The Trustees believe that the Funds may be of a sufficient size to permit the reimbursement of any such reductions or payments. A description of any such reimbursements and the amounts paid will be set forth in financial statements that are included in the Funds' annual and semi-annual reports to shareholders.

    FUND TRANSACTIONS AND BROKERAGE. The Adviser considers a number of factors in determining which brokers or dealers to use for a Fund's portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided a Fund receives prompt execution at competitive prices, the Adviser also may consider the sale of Fund shares by brokers as a factor in selecting those broker-dealers for the Fund's portfolio transactions. For more information, please refer to the Statement of Additional Information.

    THE ADMINISTRATOR. Investment Company Administration Corporation (the "Administrator"), pursuant to an administration agreement with the Funds, supervises the overall administration of the Trust and the Funds including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Funds, and supervision of other organizations that provide services to the Trust and the Funds. Certain officers of the Trust and the Funds may be provided by the Administrator. The Trust has agreed to pay the Administrator an annual fee of 0.10% of the value of the total net assets of the Trust.

    MULTIPLE CLASSES. Under the Trust's charter documents, the Board of Trustees has the power to classify or reclassify any unissued shares of a Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Trustees of a Fund may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund. The Board of Trustees has designated two classes of shares for each Fund.

                           PURCHASING CLASS K SHARES
--------------------------------------------------------------------------------

    GENERAL. The Funds' Class K shares are offered to the public through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries at their respective net asset values next determined after receipt of an order by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. There is no initial sales load in connection with the purchase of Class K shares. Class K shares are offered for sale by the Funds' underwriter, First Fund Distributors, Inc.

    The minimum initial investment in Class K Shares is $250,000, including investments for individual investors, individual retirement accounts ("IRAs"), SEPs, Keoghs, 401(k) and 401(a) plans and other retirement plans. Subsequent investments must be at least $1,000. Each Fund reserves the right to vary the initial and additional investment minimums. In addition, the Adviser may waive the minimum initial investment requirement for any investor. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of any Fund.

    Purchase orders for Class K shares that are received by the Transfer Agent in proper form by 4:00 p.m., New York time, on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for Class K shares received after 4:00 p.m. New York time will be purchased at the next determined net asset value determined the business day following receipt of the order.

    At the discretion of the Funds, investors may be permitted to purchase Class K shares by transferring securities to the Fund that meet the Fund's investment objectives and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Class K shares issued by a Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay income tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for Class K shares of a Fund unless:
(1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933; and (3) the value of any such security (except U.S. Government securities), being exchanged together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

    Each Fund may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by that Fund. It is the responsibility of such brokers, financial institutions or service organizations to forward promptly purchase orders and payments to the Funds. Class K shares of a Fund may be purchased through brokers, financial institutions, service organizations, banks, and bank trust departments, each of which may charge the investor a transaction fee or other fee for its services at the time of purchase. Such fees would not otherwise be charged if the Class K shares were purchased directly from the Funds.

    Shares or classes of shares of each Fund may, at some point, be available through certain brokerage services that do not charge transaction fees to investors. However, the Adviser, from its own resources, may pay service fees charged by these brokers for distribution and subaccounting services with respect to Fund shares held by such brokers. Typically these fees are based on a percentage of the annual average value of these accounts.

    Shareholders who invest through sponsored retirement plans should contact their program administrators responsible for transmitting all orders for the purchase, redemption or exchange of program-sponsored shares. The availability of each Fund and the procedures for investing depend on the provisions of the program and whether the program sponsor has contracted with the Fund or its transfer agent for special processing services, including sub-accounting.

    Shareholders who invest through financial planners, broker-dealers and other financial intermediaries should contact their financial intermediary to determine the appropriate procedures for purchasing Class K shares of the Funds.

    PURCHASES BY MAIL. Class K shares of each Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to Class K Shares of the respective Fund, Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848 or P.O. Box 9291, Boston, MA 02266-9291.

    Subsequent investments in an existing account in the Funds may be made at any time by sending a check payable to Class K Shares of the respective Fund to Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848 or P.O. Box 9291, Boston, MA 02266-9291. Please enclose the stub of the account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number.

    PURCHASES BY WIRE. Investors who wish to purchase shares of any of the Funds by federal funds wire should first call the Transfer Agent at (800) JV-INVST to advise the Transfer Agent that an initial investment in Class K shares of a Fund will be made by wire and to receive an account number. Following notification to the Transfer Agent, investors must request the originating bank to transmit immediately available funds by wire to the Transfer Agent's affiliated bank as follows:

                           Jurika & Voyles Fund Group
                       State Street Bank & Trust Company
                               ABA No. 011000028
                               Acct. No. 99042665


                       FBO Jurika & Voyles [Name of Fund]

          Shareholder Name ___________________________________________
          Shareholder Fund Acct. No. _________________________________

    A completed application with signature(s) of the registrant(s) must be mailed to the Transfer Agent immediately following to the initial wire. Investors should be aware that banks generally impose a wire service fee. The Funds will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

    SUBSEQUENT  INVESTMENTS.   Once  an  account  has  been  opened,  subsequent
purchases may be made by mail, bank wire, exchange, direct deposit or automatic investing. The minimum for subsequent investments is $1,000 for all Funds.

    When making additional investments by mail, simply return the remittance portion of a previous confirmation with the investment in the envelope provided with each confirmation statement. Checks should be made payable to the particular Fund in which an investment is to be made and mailed to Class K Shares of the respective Fund, Jurika & Voyles Fund Group, P.O. Box 9291, Boston, MA 02266-9291. Orders to purchase shares are effective on the day the Transfer Agent receives the check or money order.

    If an order, together with payment in proper form, is received by the Transfer Agent or previously approved broker or financial institution by 4:00 p.m. New York time, on any day that the NYSE is open for trading, Class K shares will be purchased at each Fund's next determined net asset value with respect to Class K shares. Orders for Class K shares received after 4:00 p.m. New York time will be purchased at the net asset value determined on the business day following receipt of the order.

    All cash purchases must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge (minimum of $20) will be imposed if any check used for the purchase of Class K shares is returned.

    The Funds and the Transfer Agent each reserve the right to reject any purchase order in whole or in part.

                           EXCHANGE OF CLASS K SHARES
--------------------------------------------------------------------------------

    Class K shares of any of the Funds may be exchanged for Class K shares of any of the other Funds, provided such other Class K shares may be sold legally in the state of the investor's residence. You also may exchange your Class K shares for shares of a Jurika & Voyles sponsored money market fund, if such shares are offered in your state of residence. Prior to making such exchange you should obtain and carefully read the prospectus for the Jurika & Voyles sponsored money market fund. This exchange privilege does not constitute an offering or recommendation on the part of the Trust or the Adviser of an investment in the Jurika & Voyles sponsored money market funds.

    Class K shares may be exchanged by: (1) written request; or (2) telephone, if a special authorization form has been completed and is on file with the Transfer Agent in advance. Requests for telephone exchanges must be received by the Transfer Agent by the close of regular trading on the NYSE (currently 4:00 p.m. New York time) on any day that the NYSE is open for regular trading. Exchanges are subject to the minimum initial investment requirement.

    The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of Class K shares for any Fund through an exchange transaction is accepted immediately. An exchange is treated as a redemption for federal and state income tax purposes, which may result in taxable gain or loss, and a new purchase, each at net asset value of the appropriate Fund. The Funds and the Transfer Agent reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on 60 days' prior written notice to shareholders.

    Class K shares of a Fund may not be exchanged for Class J shares of the same or another Fund. However, each Class K share of each Fund will convert automatically to a Class J share of the same Fund upon the Class K share's having been subject to the cumulative maximum permitted Rule 12b-1 fees under the applicable limitations of the NASD as determined by procedures the Funds will implement to monitor the level of such fees. Such conversion shall be effected on the basis of the net asset values of the Class K and Class J shares of such Fund without the imposition of a front-end sales load, contingent deferred sales charge or other charge. In no event will a class of shares convert automatically into shares of a class with a distribution arrangement that could be viewed as less favorable to the shareholder as measured by overall cost. The implementation of this conversion feature is subject to the receipt and continuing availability of a ruling of the Internal Revenue Service, or of an opinion of counsel or tax adviser, stating that the conversion of one class of shares to another does not constitute a taxable event under federal income tax law. The conversion feature may be suspended if such a ruling or opinion is not available.

                      SELLING CLASS K SHARES (REDEMPTIONS)
--------------------------------------------------------------------------------

    Shareholders may redeem Class K shares of any Fund without charge on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent, broker or financial intermediary of a redemption request meeting the requirements described below. Each Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment for redemption of recently purchased Class K shares will be delayed until the Transfer Agent has been advised that the purchase check has been honored, up to 12 calendar days from the time of receipt by the Transfer Agent. Payment may also be made by wire directly to any bank previously designated by the shareholder on a shareholder account application. There is a $10 charge for redemptions made by wire. Please note that the shareholder's bank may also impose a fee for wire service. There may be fees for redemptions made through brokers, financial institutions and service organizations.

    The Funds will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, require a Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

    The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the SEC has by order permitted such suspension; or (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Funds not reasonably practicable.

    MINIMUM BALANCES. Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to make involuntary redemptions of all shares in any account (other than the account of a shareholder who is a participant in a qualified plan) for their then-current net asset value if at any time the total investment does not have a value of at least $10,000 because of redemptions. The shareholder will be notified that the value of the account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $10,000 before the redemption is processed.

    REDEMPTION BY MAIL. Class K shares may be redeemed by submitting a written request for redemption to Jurika & Voyles Fund Group, P.O. Box 23845, Oakland, CA 94623-0848, or P.O. Box 9291, Boston, MA 02266-9291.

    A written request must be in good order, which means that it must: (1) identify the shareholder's account name; (2) state the number of shares or dollar amount to be redeemed; and (3) be signed by each registered owner exactly as the shares are registered.

    SIGNATURE  GUARANTEE.  To  prevent  fraudulent   redemptions,   a  signature
guarantee for the signature of each person in whose name the account is registered is required on all written redemption requests over $50,000. A guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, broker-dealer, or member firm of a national securities exchange or other eligible financial institution. Credit unions must be authorized to issue signature guarantees. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Notary public endorsements will not be accepted as a substitute for a signature guarantee. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

    REDEMPTION BY TELEPHONE. Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem Class K shares by instructing the Transfer

    AGENT BY TELEPHONE. Shareholders may redeem shares by calling the Transfer Agent at
                                       18

(800) JV-INVST between the hours of 8:30 a.m. and 5:00 p.m. (Eastern time) on a day when the NYSE is open for trading. Redemptions by telephone must be at least $1,000.

    In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Redemption by Mail," above.

    SPECIAL FACTORS REGARDING TELEPHONE REDEMPTIONS. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered reasonable, including requesting a shareholder to correctly state the Fund account number, the name in which the account is registered, the social security number, banking institution, bank account number and the name in which the bank account is registered. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, they and/or their service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

    The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by any of the Funds after at least 30 days' prior written notice to shareholders.

    Class K shares of the Funds may be redeemed through certain brokers, financial institutions or service organizations who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the Class K shares were redeemed directly from the Funds.

    REDEMPTION BY AUTOMATED CLEARING HOUSE ("ACH"). A shareholder may elect to have redemption proceeds, cash distributions or systematic cash withdrawal payments transferred to a bank, savings and loan association or credit union that is an on-line member of the ACH system. There are no fees associated with the use of the ACH service.

    ACH redemption requests must be received by the Funds' Transfer Agent before 4:00 p.m. New York time to receive that day's closing net asset value. ACH redemptions will be sent by the Transfer Agent on the day following the shareholder's request. The funds from the ACH redemption will be available to the shareholder two days after the redemption has been processed.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The following special account options are available to individual shareholders but not to participants in employer-sponsored retirement plans. There are no charges for the programs noted below, and an investor may change or stop these plans at any time by written notice to the Funds.

    SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Program is an option that may be utilized by an investor who wishes to withdraw funds from an account on a regular basis. To participate in this option, an investor must either own or purchase Class K shares having a value of $250,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $1,000 or more. All withdrawals are processed on the last business day of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the New Account Application indicating the amount of the distribution and the desired frequency.

    AUTOMATIC INVESTING. This service allows a shareholder to make regular investments once an account is established. A shareholder simply authorizes the automatic withdrawal of funds from a bank account into the specified Fund. The minimum initial and subsequent investment pursuant to this plan is $1,000 per month. An initial Fund account must be opened first with the $250,000 minimum prior to participating in this plan. Please complete the appropriate section on the New Account Application indicating the amount of the automatic investment.

    RETIREMENT PLANS. The Funds are available for investment by pension and profit sharing plans, including IRAs, SEPs, Keoghs and Defined Contribution
Plans through which investors may purchase Class K Fund shares. The Funds, however, do not sponsor Defined Contribution Plans. For details concerning any of the retirement plans, please call the Funds at (800) JV-INVST.

                        CLASS K SHARE PRICE CALCULATION
--------------------------------------------------------------------------------

    CLASS K SHARE PRICE. Class K shares of a Fund are purchased at the net asset value after an order in proper form is received by the Transfer Agent. An order in proper form must include all correct and complete information, documents and signatures required to process your purchase, as well as a check or bank wire payment properly drawn and collectable. The net asset value per share is determined as of the close of trading of the NYSE on each day the Exchange is open for normal trading. Orders received before 4:00 p.m. (Eastern time) on a day when the Exchange is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day. The Distributor reserves the right to reject any purchase order.

    NET ASSET VALUE. The net asset value of each Fund is determined as of the close of trading (currently 4:00 p.m., New York time) on each day that the NYSE is open for trading. The net asset value per Class K share of each Fund is the value of the Fund's assets attributable to Class K shares, less its liabilities attributable to Class K shares, divided by the number of outstanding Class K shares of the Fund. Each Fund values its investments on the basis of the market value of its securities. Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sale price on the principal exchange on which the security is traded or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the NASDAQ National Market System and securities traded only in the U.S. over-the-counter market are valued at the last sale price or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.

    SHARE CERTIFICATES. Shares are credited to your account and certificates are not issued. This eliminates the costly problem of lost or destroyed certificates.

                    DIVIDENDS, DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. The Mini-Cap and Value + Growth Funds pay dividends annually. The Balanced Fund pays dividends quarterly. Each Fund makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more frequently.

    Dividends and capital gain distributions are automatically reinvested in additional Class K shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

    Any dividend or distribution paid by a Fund reduces its net asset value per share on the reinvestment date by the per share amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

    TAX STATUS. Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes based on net income. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders (other than tax-exempt shareholders who have not borrowed to purchase or carry their shares) as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. A Fund may be required to impose backup withholding at a current rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any such accounts without a tax identification number may be liquidated and distributed to a shareholder, net of withholding, after the 60th day of investment.

    Additional  information  about  taxes  is  set  forth  in the  Statement  of
Additional Information. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Funds. Heller, Ehrman White & McAuliffe, counsel to the Trust, has expressed no opinion in respect thereof.

                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    TOTAL RETURN. From time to time, each Fund may publish its total return in advertisements and communications to investors. Performance data may be quoted separately for Class K shares as for other classes of shares of the Funds. Total return information will include the Fund's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Fund's inception of operations. Each Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all the distributions) at the maximum public offering price. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

    YIELD. The Balanced Fund may also refer in its advertising and promotional materials to its yield. This Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the net asset value of Fund shares. The Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified 30-period (net of expenses), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that 30-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, this Fund's yield may not equal the dividend income actually paid to investors or the income reported in this Fund's financial statements.

    In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof.

    All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Funds may also advertise their relative rankings by mutual fund ranking services such as Lipper Analytical Services ("Lipper") or Morningstar, Inc. ("Morningstar") Provided the Funds are eligible for reporting by rating services such as Lipper or Morningstar, such ranking services would include the Funds in the following categories: Mini-Cap Fund -- Small Company; Value + Growth Fund -- Growth; and Balanced Fund -- Balanced. The investment return and principal value of an investment in a Fund will fluctuate and an investor's proceeds upon redeeming Class K Fund shares may be more or less than the original cost of the Class K Fund shares.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. Shareholders are entitled to one vote for each dollar of net asset value per Class K share of each series (and fractional votes for fractional dollar amounts) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Investment Company Act of 1940, as amended, provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements.

    Except as set forth herein, all classes of shares issued by a Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the classes of shares relate solely to the following: (a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class.

    SHAREHOLDER MEETINGS. The Trustees have undertaken to the SEC that they will promptly call a meeting for the purpose of voting on the question of removal of any Trustee when requested to do so by not less than 10% of the dollar-weighted total votes of the respective Fund. In addition, subject to certain conditions, shareholders of each Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote on the removal of a Trustee or Trustees.

    SHAREHOLDER REPORTS AND INQUIRES. Shareholders will receive annual financial statements which are examined by the Funds' independent auditors, as well as unaudited semi-annual financial statements. Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be sent to each household or address regardless of the number of shareholders or accounts at that household or address. Shareholder inquiries should be addressed to the Funds c/o Jurika & Voyles Fund Group, 1999 Harrison Street, Suite 700, Oakland, California 94612, (800) JV-INVST.

                                    [NOTES]

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                           JURIKA & VOYLES FUND GROUP

                          Jurika & Voyles Mini-Cap Fund
                       Jurika & Voyles Value + Growth Fund
                          Jurika & Voyles Balanced Fund
                         Jurika & Voyles Small Cap Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                           JURIKA & VOYLES FUND GROUP

                               INVESTMENT ADVISER:
                              Jurika & Voyles, Inc.
                         1999 Harrison Street, Suite 700
                                Oakland, CA 94612
                                 (800) JV-INVST

This Statement of Additional Information pertains to all classes of Jurika & Voyles Mini-Cap Fund (the "Mini-Cap Fund"), Jurika & Voyles Value + Growth Fund (the "Value + Growth Fund"), Jurika & Voyles Balanced Fund (the "Balanced Fund"), and Jurika & Voyles Small Cap Fund (the "Small Cap Fund"), each a series of Jurika & Voyles Fund Group (the "Trust"). It supplements the information contained in the Funds' current Prospectuses dated August 31, 1996, (with respect to Class J Shares), and December 31, 1996 with respect to Class K Shares of the Trust and the Small Cap Fund Class J Shares, which may be revised from time to time, and should be read in conjunction therewith. The Prospectuses for the Funds may be obtained by writing or calling First Fund Distributors, Inc. at
(800) JV-INVST. This Statement of Additional Information, although not in and of itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.

                                TABLE OF CONTENTS

CAPTION                                                                    PAGE
-------                                                                    ----

Investment Objectives and Policies....................................      B- 2
The Funds' Investment Limitations.....................................      B- 8
Management of the Funds...............................................      B-11
The Funds' Administrator..............................................      B-17
The Funds' Distributor................................................      B-17
Transfer Agent and Custodian..........................................      B-17
How Net Asset Value is Determined.....................................      B-17
Share Purchases and Redemptions.......................................      B-19
Dividends, Distributions and Taxes....................................      B-19
How Performance is Determined.........................................      B-22
Additional Information................................................      B-24
Financial Statements..................................................      B-24

For ease of reference, the same section headings are used in both the Prospectuses and this Statement of Additional Information with respect to the same subject matter, except for "Share Purchases and Redemptions" (see the sections in the Prospectuses "How to Purchase Shares" and "How to Redeem Shares").

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUSES IDENTIFIED ABOVE, AS REVISED FROM TIME TO TIME, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

      This Statement of Additional Information is dated December 31, 1996.

                       INVESTMENT OBJECTIVES AND POLICIES

The Funds are managed by Jurika & Voyles, Inc. ("Jurika & Voyles" or the "Adviser"). The investment objectives and policies of the Funds are described in detail in the Prospectuses. The achievement of each Fund's investment objective will depend on market conditions generally and on the analytical and portfolio management skills of the Adviser. The following discussion supplements the discussion in the Prospectuses.

Lower-Rated Debt Securities

The Funds may purchase lower-rated debt securities (e.g., those rated BB and B by Standard & Poor's Corporation ("S&P") or Ba and B by Moody's Investors Service, Inc. ("Moody's")) that have poor protection of payment of principal and interest. See Appendix A for a description of these ratings. These securities often are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising rates. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value their portfolio securities, and their ability to dispose of these lower-rated debt securities.

Because the risk of default is higher for lower-quality securities and sometimes increases with the age of these securities, the Adviser's research and credit analysis are an integral part of managing any securities of this type held by the Funds. In considering investments for the Funds, the Adviser attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

Each Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of Fund shareholders.

Jurika & Voyles Balanced Fund Fiscal Year 1995-96 Debt Holdings, by Rating Moody's Investors Service, Inc.

                                         Rating           Average
                                         ------           -------
Investment Grade
----------------
Highest quality                            Aaa             18.5%
High quality                               Aa               1.2%
Upper-medium grade                         A                2.4%
Medium grade                               Baa              3.7%

                                           Rating        Average
                                           ------        -------
Non-Investment Grade
--------------------
Moderatively speculative                   Ba               1.1%
Speculative                                B                2.4%
Highly speculative                         Caa                0%
Poor quality                               Ca                 0%
Lowest quality                             C                  0%

See Appendix A of this Statement of Additional Information for a complete description of securities.

Foreign Investments

As noted in the Prospectuses, the Funds may invest in foreign securities and securities denominated in or indexed to foreign currencies. Each Fund currently intends to invest no more than 25% of its total assets in such foreign securities and will limit its exposure to the currency and political risk of a single foreign country to 5% of its total assets.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and adverse impacts they may have on a Fund's share price.

The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts and Global Depositary Receipts ("ADRs" and "GDRs") are certificates evidencing ownership of shares of a foreign-based issuer held by a bank or similar financial institution as depository. Designed for use in U.S. and global securities markets, respectively, ADRs and GDRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions. Because the Funds may invest in foreign securities, the Funds may hold foreign currency deposits from time to time, and may convert U.S. dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser expects to enter into settlement hedges in the normal course of managing the Funds' foreign investments. A Fund also could enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

The Funds also may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in Deutsche marks, it could enter into a forward contract to sell Deutsche marks in return for U.S. dollars to hedge against possible declines in the Deutsche mark's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund also could hedge the position by selling another currency expected to perform similarly to the Deutsche mark -- for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedge securities are denominated.

SEC guidelines require mutual funds to segregate cash and appropriate liquid assets to cover currency forward contracts that are deemed speculations. The Funds do not currently intend to enter into any such forward contracts. The Funds are not required to segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

The successful use of forward currency contracts will depend on the Adviser's skill in analyzing and predicting currency values. Forward contracts may change a Fund's investment exposure to changes in currency exchange rates substantially, and could result in losses to a Fund if exchange rates do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged a Fund by selling currency in exchange for dollars, a Fund would be unable to participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Adviser's use of forward currency contracts will be advantageous to any Fund or that the Adviser will hedge at an appropriate time. If the Adviser is not correct in its forecast of interest rates, market values and other economic factors, a Fund would be better off without a hedge. The policies described in this section are non-fundamental policies of the Funds.

Indexed Securities

The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. No Fund will invest more than 5% of its net assets in indexed securities. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; for example, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a call option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Repurchase Agreements

In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a specified number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which a Fund engages will require at least 100% collateralization of the seller's obligation during the entire term of the repurchase agreement. Each Fund may engage in straight repurchase agreements and tri-party repurchase agreements. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is each Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser.

Reverse Repurchase Agreements

The Funds may engage in reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank, broker-dealer or other financial institution, in return for cash, and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund generally will segregate cash and high quality liquid assets to cover its obligation under the agreement. The
Funds enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. A Fund's reverse repurchase agreements and dollar roll transactions that are accounted for as financings will be included among that Fund's borrowings for purposes of its investment policies and limitations.

Zero Coupon Debt Securities

The Funds may invest in zero coupon securities. Zero coupon debt securities do not make interest payments; instead, they are sold at a discount from face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily net asset value, a Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

Securities Lending

The Funds may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the SEC staff that the Funds may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high-grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Funds are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Short Sales

The Funds currently have no intention to seek to hedge investments or realize additional gains through short sales that are not covered or "against the box," but may do so in the future. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account) to the extent necessary to meet margin requirements until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.

When a Fund engages in short sales, its custodian segregates an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked-to-market daily, provided that at no time will the amount segregated plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

In addition, the Funds in the future also may make short sales "against the box," i.e., when a security identical to one owned by a Fund is borrowed and sold short. If a Fund enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities), and is required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Board monitors trading activity in illiquid investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment); and (6) in the case of foreign currency-denominated securities, any restriction on currency conversion. Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options (and securities underlying such options), non-government stripped fixed-rate mortgage-backed securities, restricted securities and government-stripped fixed-rate mortgage-backed securities determined by the Adviser to be illiquid. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Restricted securities, which are one type of illiquid securities, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where the registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to seek registration of the security. Currently, no Fund invests more than 10% of its assets in illiquid securities which have legal or contractual restrictions on their resale unless there is an actual dealer market for the particular issue and it has been determined to be a liquid issue as described below.

In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security,
(4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board of Trustees.

                        THE FUNDS' INVESTMENT LIMITATIONS

As stated in the Prospectuses and as set forth in greater detail below, various restrictions apply to each Fund's investments. In particular, each Fund has adopted certain fundamental investment limitations. These fundamental restrictions cannot be changed in any material fashion without the approval of the holders of the majority of a Fund's outstanding shares, which, for this purpose, means the lesser of (1) more than 50% of a Fund's outstanding shares, or (2) 67% of the shares represented at a meeting where more than 50% of a Fund's shares are represented. The Board of Trustees, as a matter of policy or in response to specific state and/or federal legal requirements, has adopted certain additional investment restrictions which may be changed at the Board's discretion (consistent with any applicable legal requirements).

These restrictions (both fundamental and discretionary) may make reference to certain activities -- such as futures and options -- in which the Funds currently do not engage, but which might be used by a Fund in the future. A Fund will not engage in any substantive new activity without prior Board of Trustees' approval, notification to shareholders, and, in the case of fundamental restrictions, shareholder approval. Unless otherwise provided, all references to the value of a Fund's assets are in terms of current market value at the time of calculation.

As a matter of fundamental restriction, a Fund may not:

(1) Change its status as a diversified series, which requires that each Fund, with respect to 75% of its total assets, not invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of the Fund's total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

(2) invest 25% or more of the value of the Fund's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities or tax-exempt securities issued by state governments or political subdivisions);

(3) borrow money, except each Fund may (1) enter into bank loans or engage in otherwise permissible leveraging activities (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings) in any amount not in excess of one-third of the value of the Fund's total assets (at the lesser of acquisition cost or current market value) and (2) borrow up to 5% of its total assets on a temporary basis for periods of up to 60 days. No investments will be made by any Fund if its borrowings exceed 5% of total assets;

(4) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions, or issuing shares of beneficial interest in multiple classes;

(5) make loans of more than one-third of the Fund's net assets, including loans of securities, except that the Fund may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan;

(6) purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, except that the Fund may invest in companies that engage in such businesses to the extent otherwise permitted by the Fund's investment policies and restrictions and by applicable law, and may engage in otherwise permissible options and futures activities as described in the Prospectuses and this Statement of Additional Information [currently none authorized];

(7) purchase or sell real estate, except that the Fund may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

(8) underwrite securities of any other company, except that the Fund may invest in companies that engage in such businesses, and except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities; and

(9) notwithstanding any other fundamental investment restriction or policy, each Fund reserves the right to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as that Fund.

As a matter of additional investment restriction, implemented at the discretion of the Board of Trustees, a Fund may not:

(10) purchase or write put, call, straddle or spread options or engage in futures transactions except as described in the Prospectuses or Statement of Additional Information [none currently authorized];

(11) make short sales (except covered or "against the box" short sales) or purchases on margin, except that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of its portfolio securities and, as required in connection with permissible options, futures, short selling and leveraging activities as described elsewhere in the Prospectuses and Statement of Additional Information [none currently authorized];

(12) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements, short sales, financial options and other hedging activities);

(13) purchase the securities of any company for the purpose of exercising management or control (but this restriction shall not restrict the voting of any proxy);

(14) purchase more than 10% of the outstanding voting securities of any one issuer;

(15) purchase the securities of other investment companies, except as permitted by the 1940 Act, except as otherwise provided in the Prospectuses (each Fund reserves the right to invest all of its assets in shares of another investment company);

(16) invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operations;

(17) except as required in connection with otherwise permissible options and futures activities [none currently authorized], invest more than 5% of the value of the Fund's total assets in rights or warrants (other than those that have been acquired in units or attached to other securities), or invest more than 2% of its total assets in rights or warrants that are not listed on the New York or American Stock Exchanges;

(18) participate on a joint basis in any trading account in securities, although the Adviser may aggregate orders for the sale or purchase of securities with other accounts it manages to reduce brokerage costs or to average prices;

(19) invest, in the aggregate, more than 15% of its net assets in illiquid securities or more than 10% of its net assets in illiquid restricted securities;

(20) purchase or retain in the Fund's portfolio any security if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or the Adviser and such person owns beneficially more than 1/2 of 1% of the securities and all such persons owning more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer;

(21) invest more than 25% of its total assets in foreign securities, invest more than 5% of its total assets in any one foreign country, or invest more than 5% of its net assets in securities denominated in foreign currencies;

(22)    invest more than 5% of its net assets in indexed securities; and

(23) invest more than 10% of the value of its total assets in real estate investment trusts.

Except as otherwise noted, all percentage limitations set forth above apply immediately after a purchase and a subsequent change in the applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers

     Set forth below is certain information about the Trust's trustees and executive officers:

     *WILLIAM K. JURIKA, Chairman of the Board of Trustees and Principal Executive Officer (Age 56)

     c/o Jurika & Voyles, 1999 Harrison Street, Suite 700, Oakland, CA 94612. Mr. Jurika has been a principal, the President and a portfolio manager at Jurika & Voyles since 1983.

     *GLENN C. VOYLES, Trustee and President (Age 55)

     c/o Jurika & Voyles, 1999 Harrison Street, Suite 700, Oakland, CA 94612. Mr. Voyles has been a principal, the Chairman and a portfolio manager at Jurika & Voyles since 1983.

     *KARL O. MILLS, Trustee, (Age 35) Executive Vice President, Treasurer, Secretary, Principal Financial and Principal Accounting Officer

     c/o Jurika & Voyles, 1999 Harrison Street, Suite 700, Oakland, CA 94612. Mr. Mills has been a principal, the Senior Vice President and a portfolio manager at Jurika & Voyles since 1988.

     DARLENE T. DeREMER, Trustee (Age 40)

     c/o DeRemer & Associates, 155 South Street, P.O. Box 487, Wrentham, MA 02093. Ms. DeRemer has been the founder and President of DeRemer & Associates since 1987. DeRemer & Associates is a marketing consulting firm to the financial services industry.

     ROBERT E. BOND, Trustee (Age 55)

     221 Bonita Avenue, Piedmont, CA 94611. Mr. Bond has been the principal of Bond & Associates since 1988, a real estate, business and franchise consultant. Mr. Bond also has been the principal of Source Book
     Publications since 1983, a book publishing and distribution company. Finally, Mr. Bond has been a principal of The Center for Independent Financial Analysis since 1992, an independent contractor to the U.S. Department of Commerce with regard to franchise publications.

     BRUCE M. MOWAT, Trustee (Age 52)

     1999 Harrison Street, Suite 750, Oakland, CA 94612-3517. Mr. Mowat has been a partner of Mowat Mackie & Anderson, CPAs since 1976, an accounting firm.

     WILLIAM H. PLAGEMAN, JR., Trustee (Age ___)

     1999 Harrison Street, Suite 2700, Oakland, CA 94612. Mr. Plageman has been the principal of William H. Plageman, Jr. & Associates since _______ Mr. Plageman specializes in probate, trust and estate law.

--------

     * Denotes a Trustee who is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     JUDY G. BARBER, Trustee (Age _____)

     1515 Fourth Street, Napa, CA 94559. Ms. Barber has been the principal of JGB Associates since ______________. Ms. Barber specializes in business and other consulting for high net worth families and individuals.

     PAUL R. WITKAY, Trustee (Age ______)

     2121 North California Blvd., Suite 290, Walnut Creek, CA 94596. Mr. Witkay has been the President of Renaissance Executive Forums since April, 1996. Mr. Witkay is also the Chief Executive Officer of the Peer Review Organization.


The following compensation was paid to each of the following Trustees for the fiscal year ended June 30, 1996. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the Trust.

Name of Trustee                             Total Compensation
---------------                             ------------------

Darlene T.DeRemer                                   $7,500(1)
Robert E. Bond                                      $7,500(1)
Bruce M. Mowat                                      $7,500(1)
William H. Plageman                               $      0(2)
Judy G. Barber                                    $      0(2)
Paul R. Witkay                                    $      0(2)



--------

(1) Compensation was paid by the trust.
(2) Voted as Trustee effective December 5, 1996.

Control Persons and Share Ownership

As of October 17, 1996, to the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the respective Funds indicated:

                                                                                  Number               Percent
                                                                                Of Shares                of
Name of Fund               Name and Address of Record Owner                       Owned                Shares
------------               --------------------------------                       -----                ------
Balanced Fund              Charles Schwab & Co, Inc.                             216,909                6.63%
                           Special Custody Account for
                           For Bnft Customer
                           Attn. Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA  94101-4122

                           First Interstate Bank of Washington                   219,388                6.71%
                           TTEE FBO S E H Amer. Inc.
                           # 18-853204
                           P.O. Box 9800
                           Attn: Mutual Funds A88-4
                           Calabasas, CA  91372-0800

Mini-Cap Fund              Charles Schwab & Co, Inc.                           2,941,570               56.36%
                           Special Custody Account for
                           For Bnft Customer
                           Attn. Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA  94101-4122

                           Jupiter & Company                                     344,074                6.59%
                           c/o Investors Bank & Trust Co.
                           P.O. Box 1537 Top 57
                           Boston, MA 02205-1537

Value + Growth             Charles Schwab & Co., Inc.                            185,564               16.52%
Fund                       Special Custody Account for
                           For Bnft Cust
                           Attn. Mutual Funds
                           101 Montgomery St
                           San Francisco, CA  94104-4122

                           The Lefevre Limited Partnership                       169,189               15.06%
                           c/o Waverley Associates
                           Attn. Meredith Tennent
                           525 University Avenue
                           Palo Alto, CA  94301-1918

                           Marin Radiology Medical Group, Inc.                    64,795                5.77%
                           8 Inverness Drive
                           San rafael, CA 94901-2418

                           Strafe & Co.                                          210,674               18.75%
                           FAO F & J Fund 13
                           P.O. Box 160
                           Westerville, OH 43086-0160

As of October 17, 1996, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund, except for Mini-Cap Fund which Trustees and officers of the Trust, as a group, own 1.19% of the outstanding shares.

The Adviser

As set forth in the Prospectuses, Jurika & Voyles is the Adviser for the Funds. Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), the Adviser determines the composition of the Funds' portfolios, the nature and timing of the changes to the Funds' portfolios and the manner of implementing such changes. The Adviser also (a) provides the Funds with investment advice, research and related services for the investment of their assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); pays all expenses incurred in performing its investment advisory duties under the Advisory Agreement; and (d) furnishes the Funds with office space and certain administrative services. The services of the Adviser to the Funds are not deemed to be exclusive, and the Adviser or any affiliate thereof may provide similar services to other series of the Trust, other investment companies and other clients, and may engage in other activities. The Funds may reimburse the Adviser (on a cost recovery basis only) for any services performed for a Fund by the Adviser outside its duties under the Advisory Agreement.

Jurika & Voyles is a California corporation incorporated in 1983. William K. Jurika and Glenn C. Voyles control the majority of the Adviser's voting stock. As of June 30, 1996, the Adviser had discretionary management authority for approximately $5 billion of assets.

The Advisory Agreement for the Funds permits the Adviser to seek reimbursement of any reductions made to its management fee within the three-year period following such reduction, subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee reimbursement may be accounted for on the financial statements of the Fund as a contingent liability of the Fund, and may appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

The Advisory Agreement for the Funds was most recently approved by the Trust's Board of Trustees on July 31, 1996 and each Fund's initial shareholder on September 20, 1994. The Advisory Agreements may be terminated by the Advisers or the Trust, without penalty, on 60 days' written notice to the other and will terminate automatically in the event of its assignment.

Expenses

Each Fund will pay all expenses related to its operation which are not borne by the Adviser or the Distributor. These expenses include, among others: legal and auditing expenses; interest; taxes; governmental fees; fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; brokerage commissions or charges; fees of custodians, transfer agents, registrars, third-party servicing agents or other agents; distribution plan fees; expenses relating to the redemption or repurchase of a Fund's shares; expenses of registering and qualifying Fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, printing and distributing to Fund shareholders prospectuses, proxy statements, reports, notices and dividends; costs of stationery; costs of shareholders' and other meetings of a Fund; fees paid to members of the Board of Trustees (other than members who are affiliated persons of the Adviser or Distributor); a Fund's pro rata portion of premiums of any fidelity bond and other insurance covering a Fund and the Trust's officers and trustees or other expenses of the Trust; and expenses including prorated portions of overhead expenses (in each case on cost recovery basis only) of services for a Fund performed by the Adviser outside of its investment advisory duties under the Advisory Agreement. A Fund also is liable for such nonrecurring expenses as may arise, including litigation to which a Fund may be a party. Each Fund has agreed to indemnify its trustees and officers with respect to any such litigation. Each Fund also paid its own organizational expenses, which are being amortized over five years.

As noted in the Prospectuses, the Adviser has agreed to reduce its fee to each Fund by the amount, if any, necessary to keep the Fund's annual operating expenses (excluding any Rule 12b-1 fees)(expressed as a percentage of its average daily net assets), at or below the lesser of the following levels:
Mini-Cap Fund -- 1.50%; Value + Growth Fund -- 1.35%; Balanced Fund -- 1.25%; Small Cap Fund -- 1.35%; and/or the maximum expense ratio allowed by any state in which such Fund's shares are then qualified for sale. The Adviser also may at its discretion from time to time pay for other respective Fund expenses from its own assets, or reduce the management fee of a Fund in excess of that required. During the fiscal year ended June 30, 1996, the Advisory Fees for the Mini-Cap Fund, the Value + Growth Fund, and the Balanced Fund were $333,678, $145,483, and $385,547, respectively, and the Adviser reimbursed other expenses totaling $79,036, $130,535, and $60,481, respectively. For the initial fiscal period ended June 30, 1995, the Advisor reimbursed expenses in the aggregate amount of $102,398 and $103,440 to the Mini-Cap Fund and to the Value + Growth Fund, respectively. During the fiscal year ended June 30, 1995, the Advisory Fee for the Balanced Fund was $222,439 and the Advisor reimbursed other expenses totaling $23,858. During the fiscal years 1994 and 1993, the Balanced Fund paid $256,000 and $80,000 in advisory fees, respectively.

Share Marketing Plan

The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Funds pursuant to Rule 12b-1 under the Investment Company Act. The Adviser serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Funds pursuant to the 12b-1 Plan.

Prior to August 31, 1996, the Funds offered only one class of shares. On May 1, 1996, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the newly designated Class K shares of each Fund. The single class of shares existing before that date was redesignated the Class J shares. Class J shares are not covered by the 12b-1 Plan.

Under the 12b-1 Plan, each Fund pays distribution fees to the Adviser at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class K shares to reimburse the Adviser for its expenses in connection with the promotion and distribution of Class K shares.

The 12b-1 Plan provides that the Adviser may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class K shares as accrued.

Class K shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Adviser.

The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Trust, the Distributor or the Adviser and a selling agent with respect to the Class K) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Adviser, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies.

All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Rule 2830 of the National Association of Securities Dealers, Inc., as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Adviser on behalf of the Class K shares of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

Portfolio Transactions and Brokerage

Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for arranging the execution of the Funds' portfolio transactions and the allocation of brokerage activities. In arranging such transactions, the Adviser will seek to obtain the best execution for each Fund, taking into account such factors as price, size of order, difficulty of execution, operational facilities of the firm involved, the firm's risk in positioning a block of securities and research, market and statistical information provided by such firm. While the Adviser generally seeks reasonably competitive commission rates, a Fund will not necessarily always receive the lowest commission available.

The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokers who provide supplemental research, market and statistical information to the Adviser may receive orders for transactions by a Fund. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information may be used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser in the future may effect securities transactions may be useful to the Adviser in providing services to a Fund. To the extent the Adviser receives valuable research, market and statistical information from a broker-dealer, the Adviser intends to direct orders for Fund transactions to that broker-dealer, subject to the foregoing policies, regulatory constraints, and the ability of that broker-dealer to provide competitive prices and commission rates. In accordance with the rules of the National Association of Securities Dealers, Inc., the Funds may also direct brokerage to broker-dealers who facilitate sales of the Funds' shares, subject to also obtaining best execution as described above from such broker-dealer.

A portion of the securities in which the Funds may invest are traded in the over-the-counter markets, and each Fund intends to deal directly with the dealers who make markets in the securities involved, except as limited by applicable law and in certain circumstances where better prices and execution are available elsewhere. Securities traded through market makers may include markups or markdowns, which are generally not determinable. Under the 1940 Act, persons affiliated with a Fund are prohibited from dealing with that Fund as principal in the purchase and sale of securities except after application for and receipt of an exemptive order. The 1940 Act restricts transactions involving a Fund and its "affiliates," including, among others, the Trust's trustees, officers, and employees and the Adviser, and any affiliates of such affiliates. Affiliated persons of a Fund are permitted to serve as its broker in over-the-counter transactions conducted on an agency basis only.

Investment decisions for each Fund are made independently from those of accounts advised by the Adviser or its affiliates. However, the same security may be held in the portfolios of more than one account. When two or more accounts advised by the Adviser simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

During the fiscal years ended June 30, 1996 and 1995, brokerage commissions paid by the Value + Growth Fund totaled $37,017 and $14,454, respectively. For the fiscal periods ended June 30, 1996 and 1995, brokerage commissions paid by the Mini-Cap Fund totaled $134,906 and $17,131, respectively.

Brokerage commissions paid by the Balanced Fund were $52,039, $29,137, and $39,459 for the fiscal years ended June 30, 1996, 1995, and 1994 respectively.

                            THE FUNDS' ADMINISTRATOR

The Funds have an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), with offices at 2025 East Financial Way, Suite 101, Glendora, CA 91741. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' qualifications and/or registrations to sell shares in all states where each Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives an annual fee equal to the greater of 0.10% of the first $100 million of the Trust's average daily net assets, 0.05% of the next $150 million, 0.03% of the next $250 million and 0.01% thereafter, subject to a $50,000 ($30,000 for the first year) minimum per annum per fund. During the fiscal year ended June 30, 1996, the Administrator received fees of $49,639, $49,639 and $49,639 from the Mini-Cap, Value + Growth and Balanced Funds, respectively.

                             THE FUNDS' DISTRIBUTOR

First Fund Distributors, Inc. (the "Distributor"), a broker-dealer affiliated with the Administrator, acts as each Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (I) the Board of Trustees or the vote of a majority of the outstanding shares of each Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                          TRANSFER AGENT AND CUSTODIAN

Boston Financial Data Services, Inc., an affiliate of State Street Bank & Trust Company, serves as the Funds' Transfer Agent. As Transfer Agent, it maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent and performs other related shareholder functions. State Street Bank & Trust Company serves as the Funds' Custodian. As Custodian, it and subcustodians designated by the Board of Trustees hold the securities in the Funds' portfolio and other assets for safekeeping. The Transfer Agent and Custodian do not and will not participate in making investment decisions for the Funds.

                        HOW NET ASSET VALUE IS DETERMINED

The net asset values of each class of the Funds' shares are calculated once daily, as of 4:00 p.m. New York time (the "Portfolio Valuation Time"), on each day that the New York Stock Exchange (the "NYSE") is open for trading by dividing each Fund's net assets (assets less liabilities)attributable to each class by the total number of shares of such class outstanding and adjusting to the nearest cent per share.

The NYSE is closed on Saturdays, Sundays, New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share.

Because of the difference between the bid and asked prices of the over-the-counter securities in which a Fund may invest, there may be an immediate reduction in the net asset value of the shares of a Fund after a Fund has completed a purchase of such securities. This is because such OTC securities will be valued at the last sale price (which is generally below the asked price), but usually are purchased at or near the asked price.

Each Fund's portfolio is expected to include foreign securities listed on foreign stock exchanges and debt securities of foreign governments and corporations. Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the Portfolio Valuation Time. In addition, trading in and valuation of foreign securities may not take place on every day that the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days on which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Any changes in the value of foreign currency forward contracts due to exchange rate fluctuations are included in determination of net asset value.

Generally, each Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Board of Trustees. Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sale price on the principal exchange on which the security is traded, or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the Nasdaq, and securities traded only in the U.S. over-the-counter market are valued at the last sale price, or, if there has been no sale that day, at the mean between the closing bid and asked prices. Foreign securities are valued at the last sale price in the principal market where they are traded, or if the last sale price is unavailable, at the mean between the last bid and asked prices available reasonably prior to the time the Funds' net asset values are determined. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short- term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

Corporate and government debt securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service approved by the Board of Trustees, or at fair value as determined in good faith by procedures approved by the Board of Trustees. Any such pricing service, in determining value, is expected to use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Adviser and the Board of Trustees determine their fair value. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding relative to current average trading volume, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities quoted in foreign currencies are translated into U.S. dollars using the latest available exchange rates. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of a Fund's shares even though there has not been any change in the market values of such securities. Any changes in the value of foreign currency forward contracts due to exchange rate fluctuations are included in determination of net asset value.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                         SHARE PURCHASES AND REDEMPTIONS

Information concerning the purchase and redemption of the Funds' shares is contained in the Prospectuses under "How to Purchase Shares" and "How to Redeem Shares."

The Trust reserves the right in its sole discretion (I) to suspend the continued offering of each Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of the period. Should redemptions by any individual shareholder (excluding street name or omnibus accounts maintained by financial intermediaries) exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder usually will incur additional brokerage costs in converting the securities to cash.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be offset against capital gains of the current year. Unless a shareholder elects cash distributions on the Account Application form or submits a written request to a Fund at least 10 full business days prior to the record date for a distribution in which the shareholder elects to receive such distribution in cash, distributions will be credited to the shareholder's account in additional shares of a Fund based on the net asset value per share at the close of business on the day following the record date for such distribution.

Each Fund has qualified and elected, and intends to continue to qualify and elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to maintain such qualification. In order to qualify, a Fund must meet certain requirements with respect to the source of its income, diversification of its assets and distributions to its shareholders. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if they determine such course of action to be more beneficial to the shareholders. In such case, a Fund will be subject to federal and state corporate income taxes on its income and gains, and all dividends and distributions to shareholders will be ordinary dividend income to the extent of a Fund's earnings and profits. Dividends declared by a Fund in October, November, or December of any calendar year to shareholders of record as of a record date in such a month will be treated for federal income tax purposes as having been received by shareholders on December 31 of that year if they are paid during January of the following year.

Under Subchapter M, a Fund will not be subject to federal income taxes on the net investment income and capital gains it distributes to shareholders, provided that at least 90% of its investment company taxable income for the taxable year is so distributed. A Fund will generally be subject to federal income taxes on its undistributed net investment income and capital gains. A nondeductible 4% excise tax also is imposed on each regulated investment company to the extent that it does not distribute to investors in each calendar year an amount equal to 98% of its ordinary income for such calendar year plus 98% of its capital gain net income for the one-year period ending on

October 31 of such year plus 100% of any undistributed ordinary or capital gain net income for the prior period. Each Fund intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax.

The Funds may write, purchase or sell certain option contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Funds are eligible to make and make a special election, such option contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year, i.e., each option contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such option contracts will be 60% long-term and 40% short-term capital gain or loss.

Section 1092 of the Code, which applies to certain "straddles," may affect the taxation of the Funds' transactions in option contracts. Under Section 1092, the Funds may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

One of the requirements for qualification as a regulated investment company is that less than 30% of a Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. (Legislation has been pending from time to time in Congress that would eliminate this limitation, however.) Accordingly, a Fund may be restricted in effecting closing transactions within three months after entering into an option contract.

A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The Funds also may invest in the stock of foreign companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, each of the Funds may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Funds will endeavor to limit their exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Since it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, these Funds may incur the PFIC tax in some instances.

Dividends of net investment income (including any net realized short-term capital gains) paid by a Fund are taxable to shareholders of the Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, by a Fund are taxable as long-term capital gains, whether such distributions are taken in cash or reinvested in additional shares, and regardless of how long shares of a Fund have been held. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed. Tax-exempt shareholders will not be required to pay taxes on amounts distributed to them, unless they have borrowed to purchase or carry their shares of a Fund. Statements as to the tax status of distributions to shareholders will be mailed annually.

Any dividend from net investment income or distribution of long-term capital gains received by a shareholder will have the effect of reducing the net asset value of a Fund's shares held by such shareholder by the amount of the dividend or distribution. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the dividend of net investment income or a long-term capital gains distribution, such dividend or distribution, although constituting a return of capital, nevertheless will be taxable as described above. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time may include the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless be taxable to them.

Any gain or loss realized upon an exchange or redemption of shares in a Fund by a shareholder who holds the shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise as a short-term capital gain or loss. However, any loss realized by a shareholder upon an exchange or redemption of shares of a Fund held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the redeemed shares. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Dividends paid by a Fund will be eligible for the 70% dividends received deduction for corporate shareholders, to the extent that a Fund's income is derived from certain qualifying dividends received from domestic corporations. Availability of the deduction is subject to certain holding period and debt-financing limitations. Capital gains distributions are not eligible for the 70% dividends received deduction.

Special tax treatment is accorded distributions from accounts maintained as IRAs. For example, IRA distributions made to account holders who are not at least 59 1/2 are subject to a special penalty tax.

Each Fund is required to withhold 31% of reportable payments (including dividends, capital gain distributions and redemption proceeds) paid to individuals and other nonexempt shareholders who have not complied with applicable regulations. In order to avoid this backup withholding requirement, each shareholder must provide a social security number or other taxpayer identification number and certify that the number provided is correct and that the shareholder is not currently subject to backup withholding, or the shareholder should indicate that it is exempt from backup withholding. Even though all certifications have been made on the Application, a Fund may be required to impose backup withholding if it is notified by the IRS or a broker that such withholding is required for previous under- reporting of interest or dividend income or use of an incorrect taxpayer identification number.
Nonresident aliens, foreign corporations, and other foreign entities may be subject to withholding of up to 30% on certain payments received from a Fund.

Each Fund has applied for a ruling of the Internal Revenue Service to the effect that, concerning the Funds' offering of two classes of shares, (1) dividends paid by a Fund with respect to different classes will not be preferential dividends; and (2) with respect to the conversion of Class K shares into Class J shares as described in the prospectus, such conversion will not result in the recognition of a gain or loss for a shareholder, the shareholder's basis in the shares remains the same, and the shareholder's holding period with respect to such shares remains the same. The failure of a Fund to receive a favorable ruling on the foregoing points could result in adverse tax consequences for the Fund and its shareholders.

The foregoing discussion and related discussion in the Prospectuses do not purport to be a complete description of all tax implications of an investment in a Fund. A shareholder should consult his or her own tax adviser for more information about federal, state, local, or foreign taxes. Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof.

                          HOW PERFORMANCE IS DETERMINED

Standardized Performance Information

Average Annual Total Return. The average annual total return included with any presentation of a Fund's performance data will be calculated according to the following formula:

                                   P(1+T)n = ERV

           Where:       P       =      a hypothetical initial payment of $10,000
                        T       =      average annual total return
                        n       =      number of years
                        ERV     =      ending redeemable value of a
                                       hypothetical $10,000 payment (made
                                       at the beginning of the 1-, 5-, or
                                       10-year periods) at the end of the
                                       1-, 5-, or 10-year periods or
                                       fractional portion thereof).


Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:


                                   ERV - P
                                   -------
                                      P

           Where:       P       =      a hypothetical initial payment of $10,000
                        ERV     =      ending redeemable value of a
                                       hypothetical $10,000 investment made
                                       at the beginning of 1-, 5- or 10
                                       -year period (or fractional portion
                                       thereof), assuming reinvestment of
                                       all dividends and distributions and
                                       complete redemption of the
                                       hypothetical investment at the end
                                       of the measuring period.


Performance figures will be calculated separately for Class J and Class K shares of each Fund. Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of performance of such class of such fund for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

The average annual total return for each Fund for the periods indicated was as follows:

                                               Year Ended           Inception*
       Fund                                      6/30/96         Through 6/30/96
       ----                                      -------         ---------------

Mini-Cap Fund - Class J                           38.46%              46.86%
Value + Growth Fund - Class J                     12.11%              23.15%
Balanced Fund - Class J                           12.56%              13.90%
Small Cap Fund                                       NA                  NA

*The dates of inception for the Funds were: Small Cap Fund, December 31, 1996; Mini-Cap Class J, September 30, 1994; Value + Growth Class J Fund, September 30, 1994; and Balanced Master, March 9, 1992.

Class J Shares impose no sales load on initial purchases or on reinvested dividends. Accordingly, no sales charges are deducted for purposes of this calculation. The calculation of total return assumes that all dividends, if any, and distributions paid by a Fund would be reinvested at the net asset value on the day of payment.

Investment Philosophy

From time to time the Funds may publish or distribute information and reasons why the Adviser believes investors should invest in the Funds. For example, the Funds may refer to the Adviser's equity investment approach, which is founded on the principles of Value + Growth. The Funds may state that the Adviser's investment professionals actively research quality companies that are not only undervalued based on their current earnings, but also offer significant potential for future growth.

The Funds also may state that the Adviser uses a practical approach to investing that emphasizes sound business judgment and common sense, and that this approach involves building the Funds' portfolios as a collection of ownership in individual companies that represent both excellent businesses and excellent investments, based upon such companies' competitive advantage, financial health and price. The Funds may also state that this approach has produced above market returns while minimizing the "swings" associated with certain investment styles. The Balanced Fund may, from time to time, state that bonds are used to reduce volatility of the Fund.

Indices and Publications

In the same shareholder communications, sales literature, and advertising, a Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the Nasdag Industrial Index, the Nasdaq Composite Index, the Russell 2000 Small Stock Index (the "Russell 2000"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the Nasque Industrial Index, the Nasdaq Composite Index and the Russell 2000 are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market, respectively. A Fund also may, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money and Business Week.

In addition, one or more portfolio managers or other employees of the Adviser may be interviewed by print media, such as The Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

                             ADDITIONAL INFORMATION

Legal Opinion

The validity of the shares offered by the Prospectuses will be passed upon by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Auditors

The annual financial statements of the Funds will be audited by McGladrey & Pullen, LLP, independent public accountant for the Funds.

License to Use Name

Jurika & Voyles, Inc. has granted the Trust and each Fund the right to use the designation "Jurika & Voyles" in their names, and has reserved the right to withdraw its consent to the use of such designation under certain conditions, including the termination of the Adviser as the Funds' investment adviser. Jurika & Voyles, Inc. also has reserved the right to license others to use this designation, including any other investment company.

Other Information

The Prospectuses and this Statement of Additional Information, together, do not contain all of the information set forth in the Registration Statement of Jurika & Voyles Fund Group filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                              FINANCIAL STATEMENTS

Audited financial statements for the fiscal year ended June 30, 1996 for the Mini-Cap Fund, the Value + Growth Fund and the Balanced Fund, as contained in the Annual Report to Shareholders are incorporated herein by reference to the Annual Reports.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").

S&P's Ratings

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Bonds rated A has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC: Bonds rated CC are typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC bond rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- bond rating.

The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. The ratings from AA to B may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Ratings

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered as medium-grade obligations, i.e, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

--------------------------------------------------------------------------------

                           JURIKA & VOYLES FUND GROUP
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------


Item 24.          Financial Statements and Exhibits
         (a)      Financial Statements

                  (1)      Not Applicable


         (b)      Exhibits:

                  (1)      Agreement and Declaration of Trust.(1)

                  (2)      By-Laws.(1)

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5)      Form of Investment Management Agreement.(1)

                  (6)      Form of Share Distribution Agreement.(2)

                  (7)      Benefit Plan(s) - Not applicable.

                  (8)      Form of Custodian Agreement.(2)

                  (9)      a)      Form of Administrative Services Agreement.(2)
                           b)      Form of Multiple Class Plan (4)

                  (10) Consent and Opinion of Counsel as to legality of shares.(3)

                  (11)     Consent of Independent Public Accountants.

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Form of Subscription Agreement.(2)
--------

1 Previously filed as part of Registrant's initial filing on Form N-1A, filed on July 21, 1994.

2 Previously filed as part of Pre-Effective Amendment No. 2 filed on September 16, 1994.

3 Previously filed as part of Pre-Effective Amendment No. 3 filed on September 26, 1994.

4. Previously filed as part of Post-Effective Amendment 4 filed on August 30, 1996.

                  (14)     Model Retirement Plan Documents - Not applicable.

                  (15)     Form of Share Marketing Plan.(4)

                  (16)     Performance Computation.

                  (17)     Power of Attorney.(2)

                  (27)     Financial Data Schedule.(4)


Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Jurika & Voyles, Inc., a California corporation, is the manager of each series of the Registrant. William K. Jurika and Glenn C. Voyles control a majority of the common stock of Jurika & Voyles, Inc.


Item 26.  Number of Holders of Securities


                                                         Number of Record
                                                          Holders as of
                 Title of Class                          October 17, 1996
                 --------------                          ----------------
Jurika & Voyles Mini-Cap Fund                                   405
Jurika & Voyles Value + Growth Fund                             131
Jurika & Voyles Balanced Fund                                   350
Jurika & Voyles Small Cap Fund                                  -0-

Item 27.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities

(other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Information about William K. Jurika and Glenn C. Voyles is set forth in Part B under "Management of the Funds."

                  Irene Gorman Hoover, a portfolio manager for Jurika & Voyles, Inc. with respect to the Jurika & Voyles Mini-Cap and Small/Mid Cap Funds, joined Jurika & Voyles, Inc. in September 1991. Prior to that time, she served as Vice President of Research at Pacific Securities, of San Francisco, California.

Item 29.  Principal Underwriter.

         (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

                       RNC Liquid Assets Fund, Inc..
                       PIC Investment Trust
                       Hotchkis and Wiley Funds
                       Professionally Managed Portfolios

                             -  Avondale Total Return Fund
                             -  Perkins Opportunity Fund
                             -  Crescent Fund
                             -  Osterweis Fund
                             -  ProConscience Women's Equity Mutual Fund
                             -  Academy Value Fund
                             -  Kayne, Anderson Rising Dividends Fund
                             -  Trent Equity Fund
                             -  Matrix Growth Fund - Matrix Emerging Growth Fund
                             -  Leonetti Balanced Fund
                             -  Lighthouse Growth Fund
                             -  U.S. Global Leaders Growth Fund
                             -  Boston Managed Growth Fund
                             -  Insightful Investor Fund
                             -  Harris Bretall Sullivan & Smith Growth Fund
                             -  Pzena Focused Value Fund
                             -  Titan Financial Advisors Fund
                       Rainier Investment Management Mutual Funds

         (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

Name and Principal                      Position and Offices with First                 Positions and Offices
Business Address*                       Fund Distributors, Inc.                            with Registrant
-----------------                       -----------------------                            ---------------
Robert H. Wadsworth                     President & Treasurer                                    None
Steven J. Paggioli                      VP & Secretary                                           None
Eric M. Banhazl                         Vice President                                           None

* The principal business address of persons and entities listed is 4455 E. Camelback Rd. Ste 261-E, Phoenix, AZ 85018.


Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Custodian, Fund Accountant, and Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6),
(7), (9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 1999 Harrison Street, Suite 700, Oakland California 94612.


Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(C) of the Investment Company Act of 1940, as amended.

                  [Remainder of Page Intentionally Left Blank]

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakland, and State of California on the 31st day of October 1996.


                                         JURIKA & VOYLES FUND GROUP



                                         By:   William K. Jurika*
                                               ---------------------------------
                                               William K. Jurika
                                               Chairman and Principal Executive
                                               Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


William K. Jurika*        Principal Executive                 October 31, 1996
------------------        Officer and Trustee
William K. Jurika

Glenn C. Voyles*          Trustee                             October 31, 1996
Glenn C. Voyles

Karl O. Mills*            Principal Financial                 October 31, 1996
--------------            and Accounting
Karl O. Mills             Officer and Trustee


Darlene T. DeRemer*       Trustee                             October 31, 1996
-------------------
Darlene T. DeRemer

Bruce M. Mowat*           Trustee                             October 31, 1996
---------------
Bruce M. Mowat

Robert E. Bond*           Trustee                             October 31, 1996
---------------
Robert E. Bond



*  By:   /s/ Eric M. Banhazl
       ---------------------
         Eric M. Banhazl,
         pursuant to Power of Attorney
         previously filed

                                                              File Nos. 33-81754
                                                                        811-8646







                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                            -------------------------



                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940


                            -------------------------


                           JURIKA & VOYLES FUND GROUP
             (Exact Name of Registrant as Specified in its Charter)

                                 Exhibit Index



Exhibit No.       Document
(11)              Consent of Independent Auditors